Registration Nos:         2-41251
                                                                      811-2214

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /

          Pre-Effective Amendment No.                                   /   /
          Post-Effective Amendment No. 52                               / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / X /

          Amendment No. 34                                              / X /


                                COLONIAL TRUST I
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                                   617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                                        Copy to

Nancy L. Conlin, Esq.                                    John M. Loder, Esq.
Colonial Management Associates, Inc.                     Ropes & Gray
One Financial Center                                     One International Place
Boston, MA  02111                                        Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/  X  /        Immediately upon filing pursuant to paragraph (b).

/     /        On [date] pursuant to paragraph (b).

/     /        60 days after filing pursuant to paragraph (a)(1).

/     /        on (date) pursuant to paragraph (a)(1) of Rule 485.

/     /        75 days after filing pursuant to paragraph (a)(2).

/     /        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                COLONIAL TRUST I

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Stein Roe Advisor Tax-Managed Growth Fund)
                           Classes A, B, C, E, F, G, H

Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                              Front Cover Page; Back Cover Page

2.                              The Fund; Other Investment Strategies and Risks

3.                              The Fund

4.                              The Fund

5.                              Not Applicable

6.                              Front Cover; Managing the Fund; Your Account

7.                              Your Account

8.                              The Fund, Your Account

9.                              Financial Highlights


--------------------------------------------------------------------------------
STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND Prospectus, March 1, 1999
--------------------------------------------------------------------------------


o CLASSES A, B, C, E, F, G AND H SHARES


Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S





THE FUND
--------------------------------------------------------
Investment Goals .............................    2
Primary Investment Strategies ................    2
Primary Investment Risks .....................    2
Performance History ..........................    3
Your Expenses ................................    5

YOUR ACCOUNT
--------------------------------------------------------
How to Buy Shares ............................    7
Sales Charges ................................    8
 Traditional Shares ..........................    8
 Trust Shares ................................   10
How to Exchange Shares .......................   15
How to Sell Shares ...........................   15
Distribution and Service Fees ................   16
Other Information About Your Account .........   17

MANAGING THE FUND
--------------------------------------------------------
Investment Advisor ...........................   20
Portfolio Managers ...........................   20
Year 2000 Compliance .........................   20

FINANCIAL HIGHLIGHTS                             21
--------------------------------------------------------



Although these securities have been
registered with the Securities and Exchange
Commission, the Commission has not
approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

------------------------------------------
                      |  MAY LOSE VALUE
   NOT FDIC-INSURED   |  NO BANK GUARANTEE
-------------------------------------------

--------------------------------------------------------------------------------
                              The Fund STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND
--------------------------------------------------------------------------------

UNDERSTANDING TAX-MANAGED INVESTING

In managing the Fund, the advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include:
buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

================================================================================


INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.




PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund invests primarily in large capitalization and middle capitalization stocks that have at least $1 billion in equity market capitalization at the time of purchase. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the advisor uses fundamental research analysis and valuation techniques.


At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.


In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.


Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. Because the Fund is typically fully invested in stocks, the Fund may become more volatile and experience greater market risk than other growth-oriented mutual funds.


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.


                                                                            ----

THE FUND Stein Roe Advisor Tax-Managed Fund

UNDERSTANDING PERFORMANCE
Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


Average annual total return is a measure of the Fund's performance over the past one-year period and life of fund. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to both the average return of the funds included in Lipper, Inc.'s Growth Category (Lipper Average), and the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of U.S. stock market securities. Unlike the Fund, an index does not incur fees or charges. It is not possible to invest directly in an index. Sales charges are not included in the Lipper Average.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for all share classes compare with those of a broad measure of performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.


--------------------------------------------------------------------------------
     Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[type representation of chart]

1989
1990
1991
1992
1993
1994
1995
1996
1997      24.40%
1998      21.46%

[end of chart]

Best quarter: 4th quarter 1998 +21.07%
Worst quarter: 3rd quarter 1998 -11.45%

                                                                            ----

--------------------------------------------------------------------------------
     Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------





                          1 Year     Life(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class A (%)            14.47        19.04
--------------------------------------------------------------------------------
 Class B (%)            15.50        19.99
--------------------------------------------------------------------------------
 Class C (%)            19.50        21.64
--------------------------------------------------------------------------------
 Class E (%)            15.26        19.35
--------------------------------------------------------------------------------
 Class F (%)            15.48        20.03
--------------------------------------------------------------------------------
 Class G (%)            15.84        19.75
--------------------------------------------------------------------------------
 Class H (%)            15.58        20.03
--------------------------------------------------------------------------------
 S&P Index (%)          28.60        N/A
--------------------------------------------------------------------------------
 Lipper Average (%)     22.86        N/A



(1) Since December 30, 1996 (effective date of registration with the Securities and Exchange Commission).



                                                                        --------

THE FUND Stein Roe Advisor Tax-Managed Growth Fund


UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.


Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs and administrative costs, including pricing and custody services.


Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


o $10,000 initial investment


o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------


Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.




--------------------------------------------------------------------------------
     Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------




                                      Class       Class     Class       Class       Class       Class      Class
                                        A           B         C           E           F           G          H
 Maximum sales charge (load)
 on purchases (%) (as a
 percentage of the offering price)     5.75        0.00      0.00        5.00        0.00        4.50       0.00
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales
 charge (load) on redemptions
 (%) (as a percentage of the
 offering price)                       1.00(2)     5.00      1.00        1.00(3)     5.00        1.00(3)    5.00
------------------------------------------------------------------------------------------------------------------------------------
 Redemption fee(1) (as a
 percentage of amount redeemed,
 if applicable)                        None        None      None        None        None        None       None




--------------------------------------------------------------------------------
     Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------




                                      Class       Class       Class       Class       Class       Class      Class
                                        A           B           C           E           F           G          H
 Management and
 administration fees(4) (%)            1.00        1.00        1.00        1.00        1.00        1.00       1.00
 Distribution and service
 (12b-1) fees (%)                      0.25        1.00        1.00        0.35        1.00        0.35(5)    1.00
 Other expenses (%)                    0.43        0.43        0.43        0.43        0.43        0.43       0.43
 Total annual fund operating
 expenses(4) (%)                       1.68        2.43        2.43        1.78        2.43        1.78       2.43



(1)   There is a $7.50 charge for wiring sale proceeds to your bank.

(2) This charge applies only to purchases of $1 million to $5 million if shares obtained through these purchases are redeemed within 18 months after purchase.

(3) This charge applies only to purchases of $500,000 to $5 million if shares obtained through these purchases are redeemed within 18 months after purchase.

(4) The Fund's advisor and administrator voluntarily waived a portion of the management and administration fees . As a result, the actual management and administration fees were 0.88%, and total annual fund operating expenses were 1.56%, 2.31%, 2.31%, 1.66%, 2.31%, 1.66% and 2.43% for
      Classes A, B, C, E, F, G and H, respectively.

(5) The actual 12b-1 fee will be 0.35% on assets attributed to shares outstanding less than five years and 0.50% on assets attributed to shares outstanding for five years or more.



                                                                        --------

THE FUND Stein Roe Advisor Tax-Managed Growth Fund


--------------------------------------------------------------------------------
 Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------



Class                                                    1 Year     3 Years     5 Years     10 Years
  Class A                                                 $736      $1,074      $1,435      $2,448
------------------------------------------------------------------------------------------------------
  Class B: did not sell your shares                       $246      $  758      $1,296      $2,581
           sold all your shares at the end of the period  $746      $1,058      $1,496      $2,581
------------------------------------------------------------------------------------------------------
  Class C: did not sell your shares                       $246      $  758      $1,296      $2,767
           sold all your shares at the end of the period  $346      $  758      $1,296      $2,767
------------------------------------------------------------------------------------------------------
  Class E                                                 $672      $1,032      $1,416      $2,490
------------------------------------------------------------------------------------------------------
 Class F:  did not sell your shares                       $246      $  758      $1,296      $2,581
           sold all your shares at the end of the period  $746      $1,058      $1,496      $2,581
------------------------------------------------------------------------------------------------------
  Class G                                                 $623      $  985      $1,371      $2,451
------------------------------------------------------------------------------------------------------
  Class H: did not sell your shares                       $246      $  758      $1,296      $2,581
           sold all your shares at the end of the period  $746      $1,058      $1,496      $2,581






                                                                            ----

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS(1)

Initial Investment.....................................................$2,500

Subsequent Investments...................................................$250

Automatic Purchase Plans..................................................$50

Retirement Plans..........................................................$25
================================================================================

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. For purchases of trust shares, a signed Trust Declaration Agreement must be received within ten days following the purchase.


--------------------------------------------------------------------------------
     Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------


Method                Instructions
Through your          Your financial advisor can help you establish your account and buy Fund shares
financial advisor     on your behalf.
--------------------------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made payable to the Fund
(new account)         to the transfer agent, Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional investment stub included
(existing account)    in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------------------------
By exchange           You may acquire shares by exchanging shares you own in the fund for shares of the same share class of the Fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------------------------------
By electronic         You may purchase shares by electronically transferring money from your bank
funds transfer        account to your fund account by calling 1-800-422-3737. Your money may take up to
(EFT)                 two business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

--------------------------------------------------------------------------------------------------------
 Automatic            You may make monthly or quarterly investments automatically from your bank
 investment plan      account to your fund account. You can select a pre-authorized amount to be sent via EFT. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund into the same
diversification       class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.



(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                        --------

YOUR ACCOUNT

CHOOSING A SHARE CLASS


The Fund offers three traditional classes of shares in this prospectus -- Classes A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can be made only in Class A and Class C shares. Purchases of $1 million or more are automatically invested in Class A shares.


The Fund offers four trust classes of shares, in this prospectus -- Classes E, F, G and H which are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary. Each share class has its own sales charge and expense structure. Determining which share class is best depends on the length of time between the purchase date and the designated trust termination date.


Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


The Fund also offers Class Z shares which are exclusive to certain institutional and other investors and are made available through a separate prospectus.

================================================================================

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the SAI.


Traditional Shares

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below. The table below also show the commission paid to the financial advisor firm on sales of Class A shares.



--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------



                                                                        % of
                                                                      offering
                                        As a % of                      price
                                        the Public      As a %      retained by
                                         Offering       of your      financial
Amount of Purchase                     Price (POP)    investment    advisor firm
Less than $50,000                         5.75           6.10           5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000             4.50           4.71           3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000            3.50           3.63           2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000            2.50           2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000          2.00           2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more(1)                     0.00           0.00           0.00


(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


                                                                        --------

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Classes A, B, C, F and H shares are subject to a CDSC. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. For purposes of calculating a CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

================================================================================

Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

--------------------------------------------------------------------------------
     Purchases Over $1 Million
--------------------------------------------------------------------------------


Amount Purchased                                                    Commission %
 First $3 million                                                       1.00
--------------------------------------------------------------------------------
 Next $2 million                                                        0.50
--------------------------------------------------------------------------------
 Over $5 million                                                        0.25(1)



Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a Fund share excluding any sales charge. See the SAI for a description of these situations.


Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.




--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------



                                                                 % deducted when
 Holding period after purchase                                   shares are sold
 Through first year                                                    5.00
--------------------------------------------------------------------------------
 Through second year                                                   4.00
--------------------------------------------------------------------------------
 Through third year                                                    3.00
--------------------------------------------------------------------------------
 Through fourth year                                                   3.00
--------------------------------------------------------------------------------
 Through fifth year                                                    2.00
--------------------------------------------------------------------------------
 Through sixth year                                                    1.00
--------------------------------------------------------------------------------
 Longer than six years                                                 0.00



(1) Paid over 12 months but only to the extent the shares remain outstanding.



                                                                        --------

YOUR ACCOUNT


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.




--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------




  Years after purchase                           % deducted when shares are sold
 Through first year                                        1.00
--------------------------------------------------------------------------------
 Longer than one year                                      0.00


Trust Shares

Trust shares may be purchased by individuals seeking a convenient way to give an investment in the Fund to a child, grandchild or other individual. Rather than being held directly by you or the gift's eventual recipient (beneficiary), trust shares are held in an irrevocable trust, the trustee of which is an officer of the administrator, until the trust termination date you specify, at which time the shares pass to the beneficiary. Distributions from the trust are permitted only for limited specified purposes. Subsequent investments into the same account do not affect the original trust termination date; however, no additional investments into an account (other than reinvestment of distributions) may be made within two years of the termination date. The duration of the trust may be as long as you choose, but must be at least 5 years from the initial purchase into the trust or until the beneficiary reaches the age of 18, whichever is later. The trust will terminate, and the amounts held in the trust will be distributed, in the event of the beneficiary's death prior to the original trust termination date.


Two types of trust plans are available: Colonial Gift Plan and Colonial Advantage Plan. Each plan has different provisions for the payment of distributions prior to trust termination and different tax implications for the donor and/or beneficiary. The plan that is most suitable for you will depend on your specific financial and tax circumstances and your gift-giving objectives. LFD provides the Fund with trust administration services with respect to each trust share class for which the Fund pays a monthly fee equal to $1.50 times the number of open trust share accounts during the month.



                                                                            ----

YOUR ACCOUNT

Each Plan is described below:


Colonial Gift Plan

The Colonial Gift Plan is designed to serve exclusively as a vehicle for making a future gift of the Fund's shares. Under the Colonial Gift Plan the beneficiary will have no ability to access or withdraw the shares until the trust's termination. Because the gift is viewed by the Internal Revenue Service as a gift of a future interest, the gift will not be eligible for the federal annual gift tax exclusion. The trust, not the beneficiary, will be taxed on any income and capital gains earned by the trust in excess of $100 per year. The trustee will prepare and file all federal and state income tax returns that are required each year, and will satisfy any taxes owed from the assets of the trust by redeeming Fund shares.


Colonial Advantage Plan

The Colonial Advantage Plan is designed to permit the donor and, under certain circumstances, the beneficiary, to direct the trustee to make distributions from the trust for specified purposes, and to provide additional benefits to the donor. Under the Colonial Advantage Plan, during the first 30 days following the contribution the beneficiary will have the right to withdraw the shares purchased by such contribution at their net asset value, plus any sales charge paid on the purchase, and the contribution will be eligible for the federal annual gift tax exclusion. The trustee will provide the beneficiary with notice of the withdrawal right at the time of each contribution. The beneficiary will be taxed on all of the trust's income and capital gains. In connection with the initial contribution, the donor may direct the trustee, or authorize the beneficiary (if he or she is over 18) or the beneficiary's representative (if he or she is not also the donor) to direct the trustee, to redeem Fund shares and distribute the proceeds to the beneficiary in order to provide funds for the beneficiary to pay such taxes. Such distributions would be made within 90 days after the end of each calendar year. The amount of each distribution would be determined by multiplying the amount of each class of income earned by the trust during the year times the highest marginal federal tax rate for unmarried individuals applicable to that class of income. Once made, the election to receive tax distributions may not be revoked.


                                                                            ----

YOUR ACCOUNT

In connection with the initial contribution, the donor also may authorize the beneficiary (if he or she is over 18), or the beneficiary's representative (if he or she is not also the donor), to direct the trustee to redeem shares and pay the proceeds directly to a recognized post-secondary educational institution to cover the beneficiary's post-secondary educational expenses. Once made, the election to allow such distributions may not be revoked.

No other distributions from the trust are permitted until the trust's termination date. The trustee will send an information statement to the beneficiary each year showing the amount of income and capital gains to be reported on his or her income tax returns for that year.


The foregoing is only a general summary of the tax implications of an investment in the Fund's trust shares. More detailed information is available in the Fund's SAI. You should consult your financial or tax advisor for specific advice concerning which option may be most suitable for you.


Under each Plan, upon termination of the trust, the underlying trust shares (matured trust shares) automatically pass to the beneficiary. Prior to the termination date, a notice will be sent to the beneficiary notifying him or her of the impending termination date and the options available to the beneficiary, and requesting certain information, including the beneficiary's social security number. The beneficiary may be asked to sign and return a Form W-9. If not redeemed at this time by the beneficiary, the shares will be reregistered in the beneficiary's name. Thereafter, the beneficiary may not make additional investments into his or her trust share account other than through reinvestment of distributions. If the beneficiary dies during the term of the trust, the shares automatically pass to the beneficiary's executors or administrators to be disposed of as part of the beneficiary's estate.



Classes of Trust Shares

If you choose to purchase trust shares, the class of shares you may purchase will depend on the length of time between the purchase date and the designated trust termination date. If that period is five years or more but less than ten years, you have the option of purchasing Class E or F shares. If the termination date is 10 years or more after the initial purchase date, you have the option of purchasing Class G or H shares. Class E, Class F, Class G and Class H shares are described below.



Five to Ten Year Trust Shares:

Class E Shares Your purchases of Class E shares generally are at the POP. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest, as shown in the table below. The table below also show the commission paid to the financial advisor firm on sales of Class E shares.


                                                                            ----

YOUR ACCOUNT



--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------



                                                                        % of
                                                                      offering
                                      As a % of                        price
                                      the Public       As a %       retained by
                                       Offering        of your       financial
Amount of Purchase                   Price (POP)     investment     advisor firm
 Less than $50,000                        5.00           5.26            5.00
--------------------------------------------------------------------------------
 $50,000 to less than $100,000            4.00           4.17            4.00
--------------------------------------------------------------------------------
 $100,000 to less than $250,000           3.00           3.09            3.00
--------------------------------------------------------------------------------
 $250,000 to less than $500,000           1.50           1.52            1.50
--------------------------------------------------------------------------------
 $500,000 or more(1)                      0.00           0.00            0.00

LFD pays the financial advisor an upfront commission of 0.75% for investments up to $499,000 and 1.00% of $500,000 or more, and a continuous annual commission of 0.10%.


Class F Shares Your purchases of Class F shares are at the Fund's NAV. Class F shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class F shares automatically convert to Class E shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.75% on sales of Class F shares.




--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------



                                                                 % deducted when
Holding period after purchase                                    shares are sold
 Through first year                                                    5.00
--------------------------------------------------------------------------------
 Through second year                                                   4.00
--------------------------------------------------------------------------------
 Through third year                                                    3.00
--------------------------------------------------------------------------------
 Through fourth year                                                   3.00
--------------------------------------------------------------------------------
 Through fifth year                                                    2.00
--------------------------------------------------------------------------------
 Through sixth year                                                    1.00
--------------------------------------------------------------------------------
 Longer than six years                                                 0.00


(1) Redemptions from Class E share accounts with shares valued between $500,000 and $5 million are subject to a 1% CDSC if shares obtained through these purchases are redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


                                                                        --------

YOUR ACCOUNT

Ten or More Year Trust Shares:


Class G Shares Your purchases of Class G shares generally are at the POP. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below. The table below also show the commission paid to the financial advisor firm on sales of Class G shares.




--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------



                                                                        % of
                                                                      offering
                                      As a % of                        price
                                      the Public       As a %       retained by
                                       Offering        of your       financial
Amount of Purchase                   Price (POP)     investment     advisor firm
 Less than $50,000                        4.50           4.71            4.50
--------------------------------------------------------------------------------
 $50,000 to less than $100,000            3.50           3.63            3.50
--------------------------------------------------------------------------------
 $100,000 to less than $250,000           2.50           2.56            2.50

 $250,000 to less than $500,000           1.25           1.27            1.25
--------------------------------------------------------------------------------
 $500,000 or more(1)                      0.00           0.00            0.00

LFD pays the financial advisor an upfront commission of 1.75% for investments up to $499,000 and 1.25% for investments of $500,000 or more, and a continuous annual commission of 0.10% for shares outstanding for less than five years and 0.25% for shares outstanding five years or more provided, however, that the additional continuous annual commission of 0.15% payable after five years is paid to the financial advisor that pays such additional amount in full to the individual representative.


Class H Shares Your purchases of Class H shares are at the Fund's NAV. Class H shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class H shares automatically convert to Class G shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.25% on sales of Class H shares.


(1) Redemptions from Class G share accounts with shares valued between $500,000 and $5 million are subject to a 1% CDSC if shares obtained through these purchases are redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.



                                                                        --------

YOUR ACCOUNT



--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------



                                                               % deducted when
Holding period after purchase                                  shares are sold
 Through first year                                                  5.00
--------------------------------------------------------------------------------
 Through second year                                                 4.00
--------------------------------------------------------------------------------
 Through third year                                                  3.00
--------------------------------------------------------------------------------
 Through fourth year                                                 3.00
--------------------------------------------------------------------------------
 Through fifth year                                                  2.00
--------------------------------------------------------------------------------
 Through sixth year                                                  1.00
--------------------------------------------------------------------------------
 Longer than six years                                               0.00

Withdrawal Under the Colonial Advantage Plan. If the beneficiary under an Advantage Plan trust exercises his or her withdrawal rights, the financial service firm shall refund to LFD any sales charge or initial commission previously retained or paid on the withdrawn shares or amount redeemed.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Trust shares may not be exchanged for shares of any other fund distributed by LFD. You may exchange your Class A, B and C shares for shares of the same share class of another fund distributed by LFD at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the administrator determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.

                                                                            ----

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.


--------------------------------------------------------------------------------
     Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------



Method                Instructions
Through your          You may call your financial advisor to place your sell order. To receive the
financial advisor     current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

By exchange           You or your financial advisor may sell shares by exchanging from thefund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.

 By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.

By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By electronic         You may sell shares and request that the proceeds be electronically transferred
funds transfer        to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B, C, E, F, G and H shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares, 1.00% for each of Class B, C, F and H shares, and 0.35% for Class E shares and 0.55% for Class G shares. These fees are paid out of the respective assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)


(1) Class B shares automatically convert to Class A shares; Class F shares automatically convert to Class E shares and Class H shares automatically convert to Class G shares, after eight years, eliminating the distribution fee.




                                                                        --------

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).


When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily price of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's website at www.libertyfunds.com.



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


Share Certificates Share certificates are available only for Class A shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.



                                                                            ----

YOUR ACCOUNT

UNDERSTANDING FUND
DISTRIBUTIONS
The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
================================================================================

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
     Types of Distributions
--------------------------------------------------------------------------------


Dividend/ordinary     Represents interest and dividends earned from securities
income                held by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents capital gains on sales of securities.



Distribution Options The Fund distributes any dividends and capital gains at least annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


--------------------------------------------------------------------------------
     Distribution Options
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund(2)(3)
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(3)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):(3)


o  send the check to your address of record
o  send the check to a third party address
o  transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year with the amount of ordinary income and capital gains distributed to you for the previous year regarding any portion of your distributions which is exempt from state and local taxes. Under the Colonial Gift Plan, the trustee will file all income tax returns and pay all income taxes for income earned prior to the trust's termination. Under the Colonial Advantage Plan, the beneficiary will be obligated to report any income earned by the trust on his or her tax returns and to pay any applicable income taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.


(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of trust shares are automatically invested until the trust's termination unless used to fund trust distributions permitted under the Colonial Advantage Plan.

(3) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                        --------

YOUR ACCOUNT


A gift made through the purchase of the Fund's trust shares may have to be reported under federal gift tax laws and may be subject to federal gift taxes. In general, a federal gift tax return must be filed reporting all gifts made by an individual during any calendar year, unless the gift qualifies for the federal annual gift tax exclusion. To so qualify, the gift must be a gift of a "present interest" and must not exceed $10,000 when combined with any other gifts made to the same beneficiary during the calendar year. The limit is $20,000 for a married couple who elect "gift splitting," but such election must be made on a gift tax return filed for the calendar year in which the gift is made. Whether a gift made through the purchase of the Fund's trust shares qualifies for the annual exclusion depends on the plan selected by the donor as well as on the combined amount of the gift and any other gifts made to the beneficiary by the donor during the particular year. In general, if no other gifts are made during the year to the beneficiary, a gift under the Colonial Advantage Plan will qualify for the federal gift tax exclusion to the extent it does not exceed the $10,000/$20,000 maximum; a gift under the gift plan will not qualify for the annual exclusion. A gift tax return reporting the amount of the gift under the gift plan and the amount of any gift under the Colonial Advantage Plan not qualifying for the annual exclusion must be filed by the donor. A gift tax return must also be filed by a married donor to elect gift splitting and thereby take advantage of the higher $20,000 limitation on the annual exclusion. Any gift tax due on account of the purchase of trust shares is the sole responsibility of the donor and will not be paid from the trust shares.


A purchase of trust shares may also be subject to state gift tax reporting requirements under the laws of the state in which the donor of the gift resides. See "Trust Shares" above and "Additional Tax Matters Concerning Trust Shares" in the Fund's SAI for more detailed information about these and other tax matters applicable to an investment in the Fund. Due to the complexity of federal and state laws pertaining to gifts in trust, you should consult your financial or tax advisor before investing in the Fund's trust shares.



                                                                            ----

Managing the Fund

 INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe) located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has been an investment advisor since 1932. As of January 31, 1999, Stein Roe managed over $30.5 billion in assets.


Stein Roe's mutual funds and institutional investment advisory business is managed together with that of its affiliate, Colonial Management Associates, Inc. (Colonial), by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund. Both Stein Roe and Colonial are subsidiaries of Liberty Financial Companies, Inc.

For the 1998 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.88% of average daily net assets of the Fund.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by Stein Roe. No single individual has primary management responsibility over the Fund's portfolio securities.

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                                                                            ----

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown from December 30, 1996 ( effective date of registration with the Securities and Exchange Commission) to October 31, 1998. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.




--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------






                                                                              Year Ended October 31
                                                                              =====================
                                                                                      1998
                                                 Class A     Class B     Class C     Class E     Class F
                                               =========== =========== =========== =========== ===========
 Net asset value --
 Beginning of period ($)                        12.040        11.960    11.960     12.020       11.970
----------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($)
 Net investment income(loss)(a)(b)               0.029        (0.069)   (0.069)     0.016       (0.069)
----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                1.321         1.309     1.309      1.324        1.309
----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                1.350         1.240     1.240      1.340        1.240
----------------------------------------------------------------------------------------------------------
 Net asset value --
  End of period ($)                             13.390        13.200    13.200     13.360       13.210
----------------------------------------------------------------------------------------------------------
 Total return (%) (c)(d)                         11.21         10.37     10.37      11.15        10.36
----------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets (%)
 Expenses(e)                                      1.56          2.31      2.31       1.66         2.31
----------------------------------------------------------------------------------------------------------
 Net investment income (loss)(e)                  0.22         (0.53)    (0.53)      0.12        (0.53)
----------------------------------------------------------------------------------------------------------
 Fees and expenses wavied or borne by the
 Advisor/Administrator(e)                         0.12          0.12      0.12       0.12         0.12
----------------------------------------------------------------------------------------------------------
 Portfolio turnover                                 91            91        91         91           91
----------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)          45,472       124,829    18,786        680        1,105
----------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived or borne
 by the Advisor/Administrator which
 amounted to ($):                                0.016         0.016     0.016      0.016        0.016
----------------------------------------------------------------------------------------------------------


                                                 Class G     Class H
                                               =========== ===========
 Net asset value --
 Beginning of period ($)                       12.040       11.960
----------------------------------------------------------------------
 Income from Investment Operations ($)
 Net investment income(loss)(a)(b)              0.016       (0.069)
----------------------------------------------------------------------
 Net realized and unrealized gain               1.324        1.319
----------------------------------------------------------------------
 Total from Investment Operations               1.340        1.250
----------------------------------------------------------------------
 Net asset value --
  End of period ($)                            13.380       13.210
----------------------------------------------------------------------
 Total return (%) (c)(d)                        11.13        10.45
----------------------------------------------------------------------
 Ratios to Average Net Assets (%)
 Expenses(e)                                     1.66         2.31
----------------------------------------------------------------------
 Net investment income (loss)(e)                 0.12        (0.53)
----------------------------------------------------------------------
 Fees and expenses wavied or borne by the
 Advisor/Administrator(e)                        0.12         0.12
----------------------------------------------------------------------
 Portfolio turnover                                91           91
----------------------------------------------------------------------
 Net assets at end of period (000) ($)          3,359        3,887
----------------------------------------------------------------------
 (a) Net of fees and expenses waived or borne
 by the Advisor/Administrator which
 amounted to ($):                               0.016        0.016
----------------------------------------------------------------------


(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.



                                                                        --------

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
     The Fund
--------------------------------------------------------------------------------




                                                                             Period Ended October 31
                                                                             ========================
                                                                                     1997(b)
                                                 Class A     Class B    Class C(c)    Class E     Class F
                                               =========== =========== ============ =========== ===========
 Net asset value --
 Beginning of period ($)                        10.080      10.080      10.080      10.080       10.080
-----------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($)
 Net investment income(loss)(a)(d)               0.040      (0.032)     (0.032)      0.030       (0.032)
-----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                1.920       1.912       1.912       1.910        1.922
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                1.960       1.880       1.880       1.940        1.890
-----------------------------------------------------------------------------------------------------------
 Net asset value --
  End of period ($)                             12.040      11.960      11.960      12.020       11.970
-----------------------------------------------------------------------------------------------------------
 Total return (%) (e)(f)(g)                      19.44       18.65       18.65       19.25        18.75
-----------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets (%)
 Expenses(h)(i)                                   1.50        2.25        2.25        1.60         2.25
-----------------------------------------------------------------------------------------------------------
 Net investment income (loss)(h)(i)               0.39       (0.36)      (0.36)       0.29        (0.36)
-----------------------------------------------------------------------------------------------------------
 Fees and expenses wavied or borne by the
 Advisor/Administrator(h)(i)                      0.98        0.98        0.98        0.98         0.98
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover                                 51          51          51          51           51
-----------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)          17,142      38,452       5,923         346          421
-----------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived or borne
 by the Advisor/Administrator which
 amounted to ($):                                0.096       0.096       0.096       0.096        0.096
-----------------------------------------------------------------------------------------------------------


                                                 Class G     Class H
                                               =========== ===========
 Net asset value --
 Beginning of period ($)                       10.080       10.080
----------------------------------------------------------------------
 Income from Investment Operations ($)
 Net investment income(loss)(a)(d)              0.030       (0.032)
----------------------------------------------------------------------
 Net realized and unrealized gain               1.930        1.912
----------------------------------------------------------------------
 Total from Investment Operations               1.960        1.880
----------------------------------------------------------------------
 Net asset value --
  End of period ($)                            12.040       11.960
----------------------------------------------------------------------
 Total return (%) (e)(f)(g)                     19.44        18.65
----------------------------------------------------------------------
 Ratios to Average Net Assets (%)
 Expenses(h)(i)                                  1.60         2.25
----------------------------------------------------------------------
 Net investment income (loss)(h)(i)              0.29        (0.36)
----------------------------------------------------------------------
 Fees and expenses wavied or borne by the
 Advisor/Administrator(h)(i)                     0.98         0.98
----------------------------------------------------------------------
 Portfolio turnover                                51           51
----------------------------------------------------------------------
 Net assets at end of period (000) ($)          1,288        1,156
----------------------------------------------------------------------
 (a) Net of fees and expenses waived or borne
 by the Advisor/Administrator which
 amounted to ($):                               0.096        0.096
----------------------------------------------------------------------


(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.

(c)    Effective July 1, 1997, Class D shares were redesignated Class C shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)    Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i)    Annualized.

                                                                            ----

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Notes
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                                                                            ----

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Notes
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                                                                            ----

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Notes
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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Investment Company Act file numbers:


Colonial Trust I: 811-2214

o Stein Roe Advisor Tax-Managed Growth Fund

--------------------------------------------------------------------------------



[LIBERTY LOGO]
COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
Liberty Funds Distributor, Inc. c 1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com


MG-01/656G-0299

                                COLONIAL TRUST I

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Stein Roe Advisor Tax-Managed Growth Fund)
                                     Class Z
Item Number of Form N-1A        Prospectus Location or Caption

Part A

1.                             Front Cover Page; Back Cover Page

2.                             The Fund; Other Investment Strategies and Risks

3.                             The Fund

4.                             The Fund

5.                             Not Applicable

6.                             Front Cover; Managing the Fund; Your Account

7.                             Your Account

8.                             The Fund, Your Account

9.                             Financial Highlights



--------------------------------------------------------------------------------
STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND    Prospectus, March 1, 1999
--------------------------------------------------------------------------------


[solid bullet]  CLASS Z SHARES


Advised by Stein Roe & Farnham Incorporated




The following eligible institutional
investors may purchase Class Z shares:
(i) any retirement plan with aggregate
assets of at least $5 million at the
time of purchase of Class Z shares and
which purchases shares directly from
Liberty Funds Distributor, Inc. (LFD) or through a third party broker-dealer,
(ii) any insurance company, trust
company or bank purchasing shares for
its own account; and (iii) any
endowment, investment company or
foundation. In addition, Class Z shares
may be purchased directly or by exchange by any clients of investment advisor affiliates of LFD provided that these clients meet certain criteria established by LFD and its affiliates.


Although these securities have been
registered with the Securities and
Exchange Commission, the Commission has
not approved any shares offered in this
prospectus or determined whether this
prospectus is accurate or complete. Any
representation to the contrary is a
criminal offense.




----------------------------------------

                        MAY LOSE VALUE
   NOT FDIC-INSURED    NO BANK GUARANTEE

----------------------------------------


--------------------------------------------------------------------------------
T A B L E   O F   C O N T E N T S


THE FUND
-----------------------------------------------
Investment Goals .........................    2
Primary Investment Strategies ............    2
Primary Investment Risks .................    2
Performance History ......................    3
Your Expenses ............................    4

YOUR ACCOUNT
-----------------------------------------------
How to Buy Shares ........................    5
Sales Charges ............................    6
How to Exchange Shares ...................    6
How to Sell Shares  ......................    6
Other Information About Your Account .....    8

MANAGING THE FUND
-----------------------------------------------
Investment Advisor .......................   10
Portfolio Managers .......................   10
Year 2000 Compliance .....................   10

FINANCIAL HIGHLIGHTS                         11
-----------------------------------------------

--------------------------------------------------------------------------------
The Fund    STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND
--------------------------------------------------------------------------------

UNDERSTANDING TAX-MANAGED INVESTING

In managing the Fund, the advisor uses
investment strategies that are designed
to reduce (but not eliminate) the
payment by the Fund of taxable
distributions to shareholders. These
strategies include: buying stocks that
pay low dividends or no dividends at
all; maintaining a low portfolio
turnover rate which helps to minimize
the realization and distribution of
taxable gains; deferring the sale of a
security until the realized gain would
qualify as a long-term capital gain
rather than a short-term capital gain;
selling securities to create a loss to
offset gains realized on other
securities; and selling the higher cost
basis portion of a security holding
before the lower cost basis portion.

====================================

INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization and middle capitalization stocks that have at least $1 billion in equity market capitalization at the time of purchase. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the advisor uses fundamental research analysis and valuation techniques.


At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.


In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause or prevent the Fund from achieving its goals.


Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. Because the Fund is typically fully invested in stocks, the Fund may be more volatile and experience greater market risk than other growth-oriented mutual funds.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



                                                                            ----

THE FUND STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND




UNDERSTANDING PERFORMANCE


Calendar-year total return shows the
Fund's Class A share performance for
each complete calendar year since it
commenced operations. It includes the
effects of Fund expenses, but not the
effects of sales charges.


Average annual total return is a measure of the Fund's performance over the past one year period and life of fund. It includes the effects of fund expenses.
The table shows Class A returns with
sales charges.


The Fund's return is compared to both
the average return of the funds included in Lipper, Inc.'s Growth Category
(Lipper Average), and the Standard &
Poor's 500 Index (S&P Index), an
unmanaged index that tracks the
performance of U.S. stock market
securities. Unlike the Fund, an index
does not incur fees or charges. It is
not possible to invest directly in an
index. Sales charges are not included in the Lipper Average.

====================================


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compares with those of a broad measure of market performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund first offered Class Z shares on December 1, 1998. Therefore, the Fund does not have available annual returns for at least one calendar year.



Calendar-Year Total Returns (Class A)

[type respresentation of chart]

1989
1990
1991
1992
1993
1994
1995
1996
1997              24.40%
1998              21.46%

[end chart]


Best quarter: 4th quarter 1998, +21.07%
Worst quarter: 3rd quarter 1998, -11.45%



Average Annual Total Returns -- for periods ended December 31, 1998



                           1 Year       Life(1)
-----------------------------------------------
 Class A (%)                14.47       19.04
-----------------------------------------------
 S&P Index (%)              28.60         N/A
-----------------------------------------------
 Lipper Average (%)         22.86         N/A
-----------------------------------------------



(1) Since December 30, 1996 (effective date of registration with the Securities and Exchange Commission).


                                                                            ----

THE FUND STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND




UNDERSTAND EXPENSES

Shareholder Fees are paid directly by
shareholders to the Fund's distributor.


Annual Fund Operating Expenses are
deducted from the Fund. They include
management and administration fees,
brokerage costs and administrative
costs, including pricing and custody
services.


Example Expenses helps you compare the
cost of investing in the Fund to the
cost of investing in other mutual funds.
The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund
Operating Expenses table. It uses the
following hypothetical conditions:

[solid bullet] $10,000 initial investment

[solid bullet] 5% total return for each year

[solid bullet] Fund operating expenses remain the same

[solid bullet] No expense reductions in effect
=========================================


YOUR EXPENSES
--------------------------------------------------------------------------------


Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.




Shareholder Fees (paid directly from your investment)




                                                                   Class Z
 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                              0.00
--------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%) (as a percentage of the offering price)              0.00
--------------------------------------------------------------------------
 Redemption fee(1) (as a percentage of amount redeemed,
 if applicable)                                                       None




Annual Fund Operating Expenses (deducted directly from Fund assets)




                                                Class Z
 Management and administration fees(2) (%)       1.00
-------------------------------------------------------
 Distribution and service (12b-1) fees (%)       0.00
-------------------------------------------------------
 Other expenses (%)                              0.43
-------------------------------------------------------
 Total annual fund operating expenses(2) (%)     1.43



Example Expenses (your actual costs may be higher or lower)


Class         1 Year   3 Years
 Class Z      $146      $453




(1) There is a $7.50 charge for wiring sale proceeds to your bank.

(2) The Fund's advisor and administrator voluntarily waived a portion of the management and administration fees. As a result, the actual management and administration fees were 0.88% and total annual fund operating expenses were 1.31%.




                                                                            ----

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are various ways you can purchase shares:


Method                Instructions
 Through your         Your financial advisor can help you establish your account and buy Fund shares
 financial advisor    on your behalf.
---------------------------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made payable to
 (new account)        the Fund to the transfer agent, Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
---------------------------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional investment stub
 (existing account)   included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------------------------
 By exchange          You may acquire shares by exchanging shares you own in the fund for shares of the same class of the Fund or Class A of another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
---------------------------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money from your bank
 funds transfer       account to your fund account by calling 1-800-422-3737. Your money may
 (EFT)                take up to two business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
---------------------------------------------------------------------------------------------------------
 Automatic            You may make monthly or quarterly investments automatically from your bank
 investment plan      account to your fund account. You can select a pre-authorized amount to be sent via EFT. Be sure to complete the appropriate section of the application for this feature.
---------------------------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund into the same
 diversification      class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.



                                                                            ----

YOUR ACCOUNT



CHOOSING A SHARE CLASS

The Fund offers one class of shares in
this prospectus -- Class Z.


The Fund also offers seven additional
classes of shares - Classes A, B, C, E,
F, G and H. Each share class has its own sales charge and expense structure.
Determining which share class is best
for you depends on the dollar amount you are investing and the number of years for which you are willing to invest.
Classes E, F, G and H are designed for
persons who wish to make an irrevocable
gift to a child, grandchild or other
individual. Shares are held in an
irrevocable trust until a specified date at which time they pass to a beneficiary. Shares of Classes A, B, C,
E, F, G and H are made available through a separate prospectus.


Based on your personal situation, your
investment advisor can help you decide
which class of shares makes the most
sense for you.



========================================


SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares generally are at net asset value (NAV), which is the value of the Fund share excluding any sales charge, and are not subject to an initial sales charge when you purchase, or a contingent deferred sales charge when you sell, shares of the Fund. The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from LFD or through a third party broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of LFD provided that these clients meet certain criteria established by LFD and its affiliates.



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by LFD at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.


                                                                            ----

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

Outlined below are the various options for selling shares:


Method               Instructions
 Through your        You may call your financial advisor to place your sell order. To receive the
 financial advisor   current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m
                     Eastern time.
---------------------------------------------------------------------------------------------------------
 By exchange         You or your financial advisor may sell shares by exchanging from the fund into
                     Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------------------------
 By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
---------------------------------------------------------------------------------------------------------
 By mail             You may send a signed letter of instruction (LOI) or stock power form to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call 1-800-345-6611.

                     Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
---------------------------------------------------------------------------------------------------------
 By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------------
 By electronic       You may sell shares and request that the proceeds be electronically transferred
 funds transfer      to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



                                                                            ----

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).


When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its NAV for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily price of many share classes of the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's website at www.libertyfunds.com.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class Z shares.

                                                                            ----

YOUR ACCOUNT



UNDERSTANDING FUND
DISTRIBUTIONS

The Fund earns income from the
securities it holds. The Fund also may
experience capital gains and losses on
sales of its securities. The Fund
distributes substantially all of its net
investment income and capital gains to
shareholders. As a shareholder, you are
entitled to a portion of the Fund's
income and capital gains based on the
number of shares you own at the time
these distributions are declared.
========================================


Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions


 Dividend/
 ordinary income  Represents interest and dividends earned from securities held by the Fund.
--------------------------------------------------------------------------------------------
 Capital gains    Represents capital gains on sales of securities.


Distribution Options The Fund distributes any dividends and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


Distribution Options


 Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options):(2)


[solid bullet] send the check to your address of record
[solid bullet] send the check to a third party address
[solid bullet] transfer the money to your bank via electronic funds transfer
               (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.


(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                            ----

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe) located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has been an investment advisor since 1932. As of January 31, 1999, Stein Roe managed over $30.5 billion in assets.


Stein Roe's mutual funds and institutional investment advisory business is managed together with that of its affiliate, Colonial Management Associates, Inc. (Colonial), by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund. Both Stein Roe and Colonial are subsidiaries of Liberty Financial Companies, Inc.

For the 1998 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.88% of average daily net assets of the Fund.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by Stein Roe. No single individual has primary management responsibility over the Fund's portfolio securities.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year
2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                                                                            ----

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown from December 30, 1996 (effective date of registration with the Securities and Exchange Commission) to October 31, 1998. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750. As of October 31, 1998, no Class Z shares had been issued.




The Fund




                                                Year Ended October 31                     Period Ended October 31
                                         =================================== ==================================================
                                                        1998                                      1997(f)
                                           Class A     Class B     Class C        Class A          Class B        Class C(g)
                                         =========== =========== =========== ================ ================ ================
 Net asset value --
 Beginning of period ($)                  12.040        11.960    11.960         10.080           10.080           10.080
---------------------------------------------------------------------------- --------------------------------------------------
 Income from Investment Operations ($)
 Net investment income (loss)(a)(b)        0.029        (0.069)   (0.069)         0.040           (0.032)          (0.032)
---------------------------------------------------------------------------- --------------------------------------------------
 Net realized and unrealized gain          1.321         1.309     1.309          1.920            1.912            1.912
---------------------------------------------------------------------------- --------------------------------------------------
 Total from Investment Operations          1.350         1.240     1.240          1.960            1.880            1.880
---------------------------------------------------------------------------- --------------------------------------------------
 Net asset value --
  End of period ($)                       13.390        13.200    13.200         12.040           11.960           11.960
---------------------------------------------------------------------------- --------------------------------------------------
 Total return (%) (c)(d)                   11.21         10.37     10.37          19.44(h)         18.65(h)         18.65(h)
---------------------------------------------------------------------------- --------------------------------------------------
 Ratios to Average Net Assets (%)
 Expenses(e)                                1.56          2.31      2.31           1.50(i)          2.25(i)          2.25(i)
---------------------------------------------------------------------------- --------------------------------------------------
 Net investment income (loss)(e)            0.22         (0.53)    (0.53)          0.39(i)         (0.36)(i)        (0.36)(i)
---------------------------------------------------------------------------- --------------------------------------------------
 Fees and expenses waived or borne by
 the Advisor/Administrator(e)               0.12          0.12      0.12           0.98(i)          0.98(i)          0.98(i)
---------------------------------------------------------------------------- --------------------------------------------------
 Portfolio turnover                           91            91        91             51(h)            51(h)            51(h)
---------------------------------------------------------------------------- --------------------------------------------------
 Net assets at end of period (000) ($)    45,472       124,829    18,786         17,142           38,452            5,923
---------------------------------------------------------------------------- --------------------------------------------------
 (a) Net of fees and expenses waived or
 borne by the Advisor/Administrator
 which amounted to: ($)                    0.016         0.016     0.016          0.096            0.096            0.096
---------------------------------------------------------------------------- --------------------------------------------------



(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f) The Fund commenced investment operations on December 16, 1996. The activity is shown from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.

(g) Effective July 1, 1997, Class D shares were redesignated Class C shares.

(h) Not annualized.

(j) Annualized.

                                                                            ----

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------


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                                                                            ----

NOTES


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                                                                            ----

NOTES


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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can also obtain copies, upon payment of a duplicating fee, by writing or calling the following:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Investment Company Act file numbers:


Colonial Trust I: 811-2214

[solid bullet] Stein Roe Advisor Tax-Managed Growth Fund

--------------------------------------------------------------------------------



[LOGO]
[Liberty Head]   L I B E R T Y
                 COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

                 Liberty Funds Distributor, Inc. (C)1998
                 One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                 Visit us at www.libertyfunds.com


MG-01/657G-0299

                                COLONIAL TRUST I

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Stein Roe Advisor Tax-Managed Growth Fund)
                                 Classes A, B, C
Item Number of Form N-1A            Prospectus Location or Caption

Part A

1.                            Front Cover Page; Back Cover Page

2.                            The Fund; Other Investment Strategies and Risks

3.                            The Fund

4.                            The Fund

5.                            Not Applicable

6.                            Front Cover; Managing the Fund; Your Account

7.                            Your Account

8.                            The Fund, Your Account

9.                            Financial Highlights



--------------------------------------------------------------------------------
STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND       Prospectus, March 1, 1999
--------------------------------------------------------------------------------



o CLASSES A, B AND C SHARES


Advised by Stein Roe & Farnham Incorporated



-------------------------------------------------
T A B L E   O F   C O N T E N T S


THE FUND                                       2
-------------------------------------------------
Investment Goals ............................. 2
Primary Investment Strategies ................ 2
Primary Investment Risks ..................... 2
Performance History .......................... 3
Your Expenses ................................ 4

YOUR ACCOUNT                                   6
-------------------------------------------------
How to Buy Shares ............................ 6
Sales Charges ................................ 7
How to Exchange Shares ....................... 9
How to Sell Shares ........................... 9
Distribution and Service Fees ................ 10
Other Information About Your Account ......... 11

MANAGING THE FUND                              13
-------------------------------------------------
Investment Advisor ........................... 13
Portfolio Managers ........................... 13
Year 2000 Compliance ......................... 13

FINANCIAL HIGHLIGHTS                           14
-------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

------------------------------------------
                     |  MAY LOSE VALUE
   NOT FDIC-INSURED  |
                     |  NO BANK GUARANTEE
------------------------------------------

                         The Fund STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND

UNDERSTANDING TAX-MANAGED INVESTING


In managing the Fund, the advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

--------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.



PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization and middle capitalization stocks that have at least $1 billion in equity market capitalization at the time of purchase. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the advisor uses fundamental research analysis and valuation techniques.


At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.


In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.


Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. Because the Fund is typically fully invested in stocks, the Fund may be more volatile and experience greater market risk than other growth-oriented mutual funds.


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile.The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.


                                                                           ----

THE FUND Stein Roe Advisor Tax-Managed Growth Fund


UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


Average annual total return is a measure of the Fund's performance over the past one-year period and life of fund. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to both the average return of the funds included in Lipper, Inc.'s Growth Category (Lipper Average), and the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of U.S. stock market securities. Unlike the Fund, an index does not incur fees or charges. It is not possible to invest directly in an index. Sales charges are not included in the Lipper Average.


--------------------------------------------------------------------------------
PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for all share classes compare with those of a broad measure of market performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.



--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[bar chart]

1997 - 24.40%
1998 - 21.46%

[end bar chart]

Best quarter: 4th quarter 1998, +21.07%
Worst quarter: 3rd quarter 1998, -11.45%

--------------------------------------------------------------------------------

Average Annual Total Returns -- for periods ended December 31, 1998

--------------------------------------------------------------------------------


                         1 Year      Life(1)
 Class A (%)             14.47       19.04
 Class B (%)             15.50       19.99
 Class C (%)             19.50       21.64
 S&P Index (%)           28.60         N/A
 Lipper Average(%)       22.86         N/A



(1) Since December 30, 1996 (effective date of registration with the Securities and Exchange Commission).


                                                                           ----

THE FUND Stein Roe Advisor Tax-Managed Growth Fund

UNDERSTAND EXPENSES

Shareholder Fees are paid directly by
shareholders to the Fund's distributor.


Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs and administrative costs, including pricing and custody services.


Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


o $10,000 initial investment


o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------


                                                                Class A        Class B     Class C
 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                          5.75          0.00         0.00
--------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%) (as a percentage of the offering price)          1.00(2)       5.00         1.00
--------------------------------------------------------------------------------------------------
 Redemption fee (1) as a percentage of amount redeemed,
 if applicable)                                                   None          None         None


--------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted directly from Fund assets)

--------------------------------------------------------------------------------


                                                       Class A     Class B     Class C
 Management and administration fees(3) (%)              1.00        1.00        1.00
--------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)              0.25        1.00        1.00
--------------------------------------------------------------------------------------
 Other expenses (%)                                     0.43        0.43        0.43
--------------------------------------------------------------------------------------
 Total annual fund operating expenses(3) (%)            1.68        2.43        2.43
--------------------------------------------------------------------------------------
 Redemption fee(1) (as a percentage of amount
 redeemed, if applicable)                               None        None        None



(1) There is a $7.50 charge for wiring sale proceeds to your bank.

(2) This charge applies only to purchases of $1 million to $5 million if shares obtained through these purchases are redeemed within 18 months after purchase.

(3) The Fund's advisor and administrator voluntarily waived a portion of the management and administration fees. As a result, the actual management and administration fees were 0.88%, and total annual fund operating expenses were 1.56%, 2.31% and 2.31% for Class A, Class B and Class C shares, respectively.


                                                                         ------

THE FUND Stein Roe Advisor Tax-Managed Growth Fund


-------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
-------------------------------------------------------------------------------


 Class                                                            1 Year    3 Years     5 Years     10 Years
  Class A                                                          $736      $1,074      $1,435      $2,448
---------------------------------------------------------------------------------------------------
  Class B: did not sell your shares                                $246      $  758      $1,296      $2,581
           sold all your shares at the end of the period           $746      $1,058      $1,496      $2,581
---------------------------------------------------------------------------------------------------
  Class C: did not sell your shares                                $246      $  758      $1,296      $2,767
           sold all your shares at the end of the period           $346      $  758      $1,296      $2,767



                                                                           ----

Your Account


INVESTMENT MINIMUMS(1)

Initial Investment..................................................... $2,500

Subsequent Investments................................................... $250

Automatic Purchase Plans.................................................. $50

Retirement Plans.......................................................... $25

------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


--------------------------------------------------------------------------------
Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------


Method                Instructions
 Through your         Your financial advisor can help you establish your account and buy Fund shares
 financial advisor    on your behalf.
-----------------------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made payable to
 (new account)        the Fund to the transfer agent, Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
-----------------------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional investment stub
 (existing account)   included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-----------------------------------------------------------------------------------------------------
 By exchange          You may acquire shares by exchanging shares you own in the fund for shares of the same share class of the Fund at no additional cost. To exchange by, telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money from your bank
 funds transfer       account to your fund account by calling 1-800-422-3737. Your money may
 (EFT)                take up to two business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------
 Automatic            You may make monthly or quarterly investments automatically from your bank
 investment plan      account to your fund account. You can select a pre-authorized amount to be sent via EFT. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund into the same
 diversification      class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.


(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                          -----

YOUR ACCOUNT


CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


The Fund offers additional classes of shares, Classes E, F, G and H, which are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date at which time they pass to a beneficiary. Shares of Classes E, F, G and H are made available through a separate prospectus.


The Fund also offers Class Z shares which are exclusive to certain institutional and other investors and are made available through a separate prospectus.

--------------------------------------------------------------------------------


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the SAI.

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below. The table below also show the commission paid to the financial advisor firm on sales of Class A shares.



--------------------------------------------------------------------------------

     The Fund

--------------------------------------------------------------------------------

                                                                          % of
                                                                        offering
                                        As a % of                        price
                                        the Public       As a %       retained by
                                         Offering        of your       financial
Amount of Purchase                     Price (POP)     investment     advisor firm
 Less than $50,000                        5.75            6.10            5.00
 $50,000 to less than $100,000            4.50            4.71            3.75
 $100,000 to less than $250,000           3.50            3.63            2.75
 $250,000 to less than $500,000           2.50            2.56            2.00
 $500,000 to less than $1,000,000         2.00            2.04            1.75
 $1,000,000 or more(1)                    0.00            0.00            0.00


(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


                                                                          -----

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. For purposes of calculating a CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

----------------------------------------------------------------------------


Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:


----------------------------------------------------------------------------
Purchases Over $1 Million
----------------------------------------------------------------------------


Amount Purchased                                                 Commission %
 First $3 million                                                   1.00
----------------------------------------------------------------------------
 Next $2 million                                                    0.50
----------------------------------------------------------------------------
 Over $5 million                                                    0.25(1)



Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV), which is the value of a Fund share excluding any sales charges. See the SAI for a description of these situations.


Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.



----------------------------------------------------------------------------

The Fund

----------------------------------------------------------------------------

                                   % deducted when
 Holding period after purchase     shares are sold
 Through first year                      5.00
---------------------------------------------------
 Through second year                     4.00
---------------------------------------------------
 Through third year                      3.00
---------------------------------------------------
 Through fourth year                     3.00
---------------------------------------------------
 Through fifth year                      2.00
---------------------------------------------------
 Through sixth year                      1.00
---------------------------------------------------
 Longer than six years                   0.00


(1) Paid over 12 months but only to the extent the shares remain outstanding.


                                                                          -----

YOUR ACCOUNT

Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------

The Fund

--------------------------------------------------------------------------------

  Years after purchase                          % deducted when shares are sold
 Through first year                                          1.00
--------------------------------------------------------------------------------
 Longer than one year                                        0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by LFD at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

                                                                           ----

YOUR ACCOUNT

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------


Method               Instructions
 Through your        You may call your financial advisor to place your sell order. To receive the
 financial advisor   current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
---------------------------------------------------------------------------------------------------------
 By exchange         You or your financial advisor may sell shares by exchanging from the fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------------------------
 By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
---------------------------------------------------------------------------------------------------------
 By mail             You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                     Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------------------------
 By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------------
 By electronic       You may sell shares and request that the proceeds be electronically transferred
 funds transfer      to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)


(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.

                                                                          -----

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).


When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily price of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's website at www.libertyfunds.com.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.


                                                                           ----

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------------


Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


-------------------------------------------------------------------------------
Types of Distributions
-------------------------------------------------------------------------------


 Dividend/ordinary   Represents interest and dividends earned from securities held by the Fund.
 income
-----------------------------------------------------------------------------------------------
 Capital gains       Represents capital gains on sales of securities.



Distribution Options The Fund distributes any dividends and capital gains at least annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


-------------------------------------------------------------------------------
Distribution Options
-------------------------------------------------------------------------------

 Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
-------------------------------------------------------------------------------

 Receive all distributions in cash (with one of the following options):(2)


o  send the check to your address of record
o  send the check to a third party address
o  transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.


(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliberable, or if you do not cash a distribution check within six months of the check date, the distirbution will be reinvested in additional shares of the Fund.

                                                                           ----

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe) located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has been an investment advisor since 1932. As of January 31, 1999, Stein Roe managed over $30.5 billion in assets.


Stein Roe's mutual funds and institutional investment advisory business is managed together with that of its affiliate, Colonial Management Associates, Inc. (Colonial), by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund. Both Stein Roe and Colonial are subsidiaries of Liberty Financial Companies, Inc.

For the 1998 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.88% of average daily net assets of the Fund.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by Stein Roe. No single individual has primary management responsibility over the Fund's portfolio securities.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.


                                                                           ----

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial per- formance. Information is shown from December 30, 1996 (effective date of registration with the Securities and Exchange Commission) to October 31, 1998. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------

The Fund

--------------------------------------------------------------------------------


                                                      Year Ended October 31                  Period Ended October 31
                                               --------------------------------      -------------------------------------
                                                              1998                                   1997(f)
                                                Class A      Class B    Class C      Class A        Class B     Class C(g)
                                                -------      -------    -------      -------        -------     ----------
 Net asset value --
 Beginning of period ($)                        12.040       11.960    11.960       10.080         10.080       10.080
--------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($)
 Net investment income (loss)(a)(b)              0.029       (0.069)   (0.069)       0.040         (0.032)      (0.032)
--------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                1.321        1.309     1.309        1.920          1.912        1.912
--------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                1.350        1.240     1.240        1.960          1.880        1.880
--------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period                                  13.390       13.200    13.200       12.040         11.960       11.960
--------------------------------------------------------------------------------------------------------------------------
 Total return (%)(c)(d)                          11.21        10.37     10.37        19.44(h)       18.65(h)     18.65(h)
--------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets (%)
 Expenses(e)                                      1.56         2.31      2.31         1.50(i)        2.25(i)      2.25(i)
--------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)(e)                  0.22        (0.53)    (0.53)        0.39(i)       (0.36)(i)    (0.36)(i)
--------------------------------------------------------------------------------------------------------------------------
 Fees and expenses wavied or borne by the
 Advisor/Administrator(e)                         0.12         0.12      0.12         0.98(i)        0.98(i)      0.98(i)
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                 91           91        91           51(h)          51(h)        51(h)
--------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)          45,472      124,829    18,786       17,142         38,452        5,923
--------------------------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived or borne
 by the Advisor/Administrator which
 amounted to ($):                                0.016        0.016     0.016        0.096          0.096        0.096
--------------------------------------------------------------------------------------------------------------------------


(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced. (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f) The Fund commenced investment operations on December 16, 1996. The activity is shown from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.

(g) Effective July 1, 1997, Class D shares were redesignated Class C shares.

(h) Not annualized.

(i) Annualized.

                                                                          -----

-------------------------------------------------------------------------------
                Notes
-------------------------------------------------------------------------------


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                ---------------------------------------------------------------

                                                                           ----

NOTES

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                                                                           ----

NOTES







                                                                           ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing or calling the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Investment Company Act file numbers:


Colonial Trust I: 811-2214

o Stein Roe Advisor Tax-Managed Growth Fund

--------------------------------------------------------------------------------

[Liberty Logo] L I B E R T Y
               COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

               Liberty Funds Distributor, Inc. [copyright] 1999
               One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
               Visit us at www.libertyfunds.com


MG-01/650G-0299

                                COLONIAL TRUST I

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Stein Roe Advisor Tax-Managed Growth Fund)



                     Location or Caption in Statement of Additional Information Item Number of Form N-1A

Part B

10.                    Cover Page; Table of Contents

11.                    Organization and History

12. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Miscellaneous Investment Policies

13.                    Fund Charges and Expenses

14.                    Fund Charges and Expenses

15.                    Fund Charges and Expenses

16.                    Fund Charges and Expenses; Management of the Funds

17.                    Management of the Fund

18.                    Shareholder Meetings; Shareholder Liability

19.                    Taxes

20.                    Fund Charges and Expenses; Management of the Funds

21.                    Investment Performance; Performance Measures

22.                    Independent Accountants

                         STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND

                          Statement of Additional Information
                                    March 1, 1999




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Stein Roe Advisor Tax-Managed Growth Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated March 1, 1999. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated October 31, 1998. Investors may obtain a free copy of a Prospectus and the Annual and Semiannual Reports from Liberty Funds Distributor, Inc., One Financial Center, Boston, MA 02111-2621. The financial statements and Report of Independent Accountants appearing in the October 31, 1998 Annual Report are incorporated in this SAI by reference.



TABLE OF CONTENTS
                                                                     Page


Definitions                                                            2
Organization and History                                               2
Investment Policies                                                    2
Additional   Information   Concerning   Investment  Practices          3
Taxes - General                                                       10
Additional  Tax  Matters  Concerning  Gift  Shares                    12
Management of the Fund                                                14
Fund Charges and Expenses                                             22
Determination of Net Asset Value                                      23
How to Buy Shares Special                                             24
Purchase  Programs/Investor  Services                                 24
Programs for Reducing or Eliminating Sales Charges                    25
How to Sell Shares                                                    27
How to Exchange Shares                                                28
Suspension of Redemptions                                             28
Shareholder Liability                                                 29
Shareholder Meetings                                                  29
Performance Measures and Information                                  29
Appendix I                                                            32



MG-16/775G-0399

DEFINITIONS
"Trust"          Colonial Trust I
"Fund"           Stein Roe Advisor Tax-Managed Growth Fund
"Administrator"  Colonial Management Associates, Inc., the Fund's administrator
"LFD"            Liberty Funds Distributor, Inc., the Fund's distributor
"LFSI"           Liberty Funds Services, Inc., the Fund's investor services and transfer agent
"Advisor"        Stein Roe & Farnham Incorporated, the Fund's investment advisor


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1985. The Fund represents the entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. Effective on February 28, 1998, the Fund's name changed to its current name from "Colonial Tax-Managed Growth Fund."


INVESTMENT POLICIES
The Fund is subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities. The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

As fundamental investment policies, the Fund may not:
1. Issue senior securities other than through borrowing money from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Own real estate except real estate having a value no more than 5% of the Fund's total assets acquired as the result of owning securities (nothing in this restriction shall limit the Fund's ability to purchase and sell
      (i) securities which are secured by real estate and (ii) securities of companies which invest or deal in real estate);
3. Invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Underwrite securities issued by others except to the extent the Fund could be deemed an underwriter when disposing of portfolio securities;
5.    Make loans,  except (i) through  lending of  securities,  (ii) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (iii) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (iv) through repurchase agreements; and
6. Concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2.    Have a short  securities  position,  unless the Fund owns,  or owns rights
      (exercisable without payment) to acquire, an equal amount of such securities; and
3.    Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES
Additional   information  concerning  certain  of  the  Fund's  investments  and investment practices is set forth below.

Foreign Securities
The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.


The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment and the PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.


The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the Fund would be allowed to invest in directly.

Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in the Prospectus, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

Repurchase Agreements
The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Options on Securities
Writing covered options. The Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter  (OTC)  options.  The  Staff  of  the  Division  of  Investment
Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation) will be segregated with the Fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Rule 144A Securities
The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES - GENERAL
In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement imposed pursuant to the Taxpayer Relief Act of 1997 (1997 Act).


Fund Distributions. Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. In general, any distributions of net capital gains will be taxed at a rate of 20%.




Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.


Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.


Sales of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFSI may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


Tax Accounting Principles. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).


Hedging Transactions. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.


Securities Issued at a Discount. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


Foreign Currency-Denominated Securities and Related Hedging Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.


Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.


ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES
Federal Gift Taxes. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Colonial Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceeds $10,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Colonial Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $10,000.


No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), includes taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount. The following are the applicable exclusion amounts through 2006:

           In the case of estates of decedents                The applicable
             dying, and gifts made, during:                exclusion amount is:
                      1998                                      $  625,000
                      1999                                      $  650,000
                      2000 and 2001                             $  675,000
                      2002 and 2003                             $  700,000
                      2004                                      $  850.000
                      2005                                      $  950,000
                      2006 or thereafter                        $1,000,000


Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.


The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $20,000.


The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes
If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Advantage Plan and does not exceed the available annual exclusion amount. A $1,000,000 exemption (the "GST exemption") is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate of 55% on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

Income Taxes
The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 28%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 39.6%), but at a much lower taxable income level ($8,350 for 1998) than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 28%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation with Qualified Advisor
Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUND

Each of the Advisor, the Administrator, LFSI and LFD is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers
Name and Address                Age      Position with      Principal Occupation
                                         Fund



Robert J. Birnbaum              71       Trustee            Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                            Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                         New York Stock Exchange from May, 1985 to June, 1988,
                                                            President, American Stock Exchange, Inc. from 1977 to
                                                            May, 1985).

Tom Bleasdale                   68       Trustee            Retired (formerly Chairman of the Board and Chief
Wilderness Country Club                                     Executive Officer, Shore Bank & Trust Company from
102 Clubhouse Drive #275                                    1992-1993), is a Director of The Empire Company since
Naples, FL  34105                                           June, 1995.

John V. Carberry*               51       Trustee            Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                                           Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                  (investment banking) from January, 1988 to January, 1998).

Lora S. Collins                 63       Trustee            Attorney (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                              Frankel from September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell               69       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                62       Trustee            Private Investor since November, 1988.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                67       Trustee            Private Investor (formerly Executive Vice President, Itek
26 Little Neck Lane                                         Corp. and President, Itek Optical & Electronic
New Seabury, MA 02649                                       Industries, Inc. (electronics)).

William E. Mayer*               58       Trustee            Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                  of Business and Management, University of Maryland from
New York, NY 10022                                          October, 1992 to November, 1996, Dean, Simon Graduate
                                                            School of  Business,  University of Rochester from
                                                            October, 1991 to July, 1992).

James L. Moody, Jr.             67       Trustee            Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                        Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                    Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser               55       Trustee            Dean, Boston College School of Management since
140 Commonwealth Avenue                                     September, 1977.
Chestnut Hill, MA 02167

Thomas E. Stitzel               62       Trustee            Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                      University (higher education); Business consultant and
Boise, ID 83706                                             author.

Robert L. Sullivan              70       Trustee            Retired Partner, KPMG LLP
45 Sankaty Avenue
Siaconset, MA 02564


Anne-Lee Verville               53       Trustee            Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                      Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                        Solutions Division from 1991 to 1994, IBM Corporation
                                                            (global education and global applications).

Stephen E. Gibson               45       President          Chairman of the Board of the Administrator since July,
                                                            1998, Chief Executive Officer and President of the
                                                            Administrator since December, 1996, Director of the
                                                            Administrator since July, 1996 and President of
                                                            Colonial Funds since June, 1998; (formerly Executive
                                                            Vice President of Administrator from July, 1996 to
                                                            December, 1996); Director, Chief Executive Officer and
                                                            President of COGRA LLP (COGRA) (formerly Director,
                                                            Chief Executive Officer and President of The Colonial
                                                            Group, Inc. (TCG) since December, 1996); Assistant
                                                            Chairman of the Advisor since August, 1998 (formerly
                                                            Managing Director of Marketing, Putnam Investments from
                                                            June, 1992 to July, 1996).

Timothy J. Jacoby               45       Treasurer and      Treasurer and Chief Financial Officer of Colonial Funds
                                         Chief Financial    since October, 1996 (formerly Chief Accounting Officer
                                         Officer            and Controller from October, 1997 to February, 1998),
                                                            is Senior Vice President of the Administrator  since
                                                            September, 1996;  Vice President,  Chief Financial
                                                            Officer and  Treasurer of COGRA since  December 1998
                                                            (formerly Vice President, Chief Financial Officer  and
                                                            Treasurer of  TCG);Senior Vice President of the Advisor
                                                            since August, 1998 (formerly Senior Vice President,
                                                            Fidelity  Accounting and Custody Services from
                                                            September, 1993 to  September, 1996 and Assistant
                                                            Treasurer to the Fidelity Group of Funds from August,
                                                            1990  to  September, 1993)

J. Kevin Connaughton            34       Controller and     Controller and Chief Accounting Officer of Colonial
                                         Chief Accounting   Funds since February, 1998, Vice President of the
                                         Officer            Administrator since February, 1998 (formerly Senior Tax
                                                            Manager, Coopers &  Lybrand, LLP from April 1996 to January 1998;
                                                            Vice President, 440 Financial  Group/First Data
                                                            Investor Services Group from 1994 to 1996; Vice President,
                                                            The Boston Company from December, 1993 to March, 1994;
                                                            Assistant Vice President and Tax Manager, The Boston
                                                            Company from  March 1992 to December, 1993).

Davey S. Scoon                  51       Vice President     Vice President of Colonial Funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Administrator; Executive Vice
                                                            President of the Advisor since August, 1998 (formerly
                                                            Senior Vice President and Treasurer of the
                                                            Administrator from March, 1985 to July, 1993);
                                                            Executive Vice President and Chief Operating Officer,
                                                            TCG since March, 1995 (formerly Vice President -
                                                            Finance and Administration of TCG from November, 1985
                                                            to March, 1995).

Nancy L. Conlin                 45       Secretary          Secretary of Colonial Funds since April, 1998 (formerly
                                                            Assistant Secretary from July, 1994 to April, 1998), is
                                                            Director, Senior Vice President, General Counsel, Clerk
                                                            and Secretary of the Administrator since April, 1998
                                                            (formerly Vice President, Counsel, Assistant Secretary
                                                            and Assistant Clerk from July, 1994 to April, 1998),
                                                            Vice President, General Counsel and Clerk of TCG since
                                                            April, 1998 (formerly Assistant Clerk from July, 1994
                                                            to April, 1998); (formerly Partner, Mintz, Levin, Cohn,
                                                            Ferris, Glovsky and Popeo from June, 1990 to June, 1994.

*        A Trustee who is an "interested person" (as defined in the Act) of the Fund, the Advisor or the Administrator.

The business address of the officers of the Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all Colonial funds. For such service, each Trustee receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs and the lead Trustee receive an annual retainer of $5,000 and Committee chairpersons receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the Colonial funds based on each fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the Fund into a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


Trustees Fees

For the fiscal period ended October 31, 1998 and the calendar year ended December 31, 1998, the Trustees of the Trust received the following compensation for serving as Trustees(a):


                             Aggregate Compensation From The Fund                Total Compensation From Fund
                                  For The Fiscal Year Ended                  Complex Paid To The Trustees For The
Trustee                                October 31, 1998                    Calendar Year Ended December 31, 1998(b)
-------                                ----------------                    ----------------------------------------
Robert J. Birnbaum(c)                      $1,192                                         $  99,429
Tom Bleasdale(c)                            1,259(d)                                        115,000(e)
John Carberry(f)(g)                           N/A                                               N/A
Lora S. Collins(c)                          1,168                                            97,429
James E. Grinnell(c)                        1,239(h)                                        103,071
William D. Ireland, Jr.(i)                    441                                            35,333
Richard W. Lowry(c)                         1,175                                            98,214
Salvatore Macera(j)                           000                                            25,250
William E. Mayer(c)                         1,244                                            99,286
James L. Moody, Jr.(c)                      1,270(k)                                        105,857(l)
John J. Neuhauser(c)                        1,269                                           105,323
George L. Shinn(i)                            396                                            31,334
Thomas E. Stitzel(j)                          000                                            25,250
Robert L. Sullivan(c)                       1,267                                           104,100
Anne-Lee Verville(c)(f)                       000                                            23,445(m)
Sinclair Weeks, Jr.(i)                        431                                            34,333

(a) The Funds do not currently offer pension or retirement plan benefits to Trustees.

(b) At December 31, 1998, the complex consisted of 47 open-end and 5 closed-end management investment company portfolios in the Colonial Funds (Colonial Funds) and 9 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).
(c) Elected by the  shareholders  of LVIT on October 30, 1998.
(d) Includes $641 payable in later years as deferred compensation.
(e) Includes $52,000 payable in later years as deferred compensation.
(f) Elected by the trustees of the closed-end Colonial Funds on June 18, 1998 and by the shareholders of the open-end Colonial Funds on October 30, 1998.
(g) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).
(h) Includes $2 payable in later years as deferred compensation.
(i) Retired as a Trustee of the Trust on April 24, 1998.
(j) Elected by the shareholders of the open-end Colonial Funds on October 30, 1998, and by the trustees of the closed-end Colonial Funds on December 17, 1998.
(k) Total compensation of $1,270 for the fiscal year ended October 31, 1998, will be payable in later years as deferred compensation.
(l) Total compensation of $105,857 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.
(m) Total compensation of $23,445 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.


For the fiscal year ended December 31, 1998, the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc.
(together, Liberty All-Star Funds):


                                      Total Compensation From
                              Liberty All-Star Funds For The Calendar
Trustee                           Year Ended December 31, 1998(n)
-------                           -------------------------------
Robert J. Birnbaum                            $25,000
John E. Carberry(g)(o)                          N/A
James E. Grinnell                             25,000
Richard W. Lowry                              25,000
William E. Mayer(p)                           14,000
John J. Neuhauser(q)                          25,000


(n) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).
(o) Elected by the trustees of the Liberty All-Star Funds on June 30, 1998.
(p) Elected by the shareholders of the Liberty All-Star Equity Funds on April 22, 1998 and by the trustees of the Liberty All-Star Growth Fund, Inc. on December 17, 1998
(q) Elected by the shareholders of the Liberty All-Star Funds on April 22, 1998.













Investment Advisor Under its Management Agreement with the Fund, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Fund's prospectus and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described in the Prospectus.

The Advisor and its predecessor have been providing investment advisory services since 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of December 31, 1998, the Advisor managed over $29.7 billion in assets: over $11.1 billion in equities and over $18.6 billion in fixed-income securities (including $1.1 billion in municipal securities). The $29.7 billion in managed assets included over $8.9 billion held by open-end mutual funds managed by the Advisor (approximately 14% of the mutual fund assets were held by clients of the Advisor). These mutual funds were owned by over 293,000 shareholders. The $8.9 billion in mutual fund assets included over $685 million in over 44,000 Individual Retirement Accounts (IRAs). In managing those assets, the Advisor utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 7,500 companies. The Advisor also monitors over 1,400 issues via a proprietary credit analysis system. At December 31, 1998, the Advisor employed 18 research analysts and 54 account managers. The average investment-related experience of these individuals was 17 years.


The directors of the Advisor are Kenneth R. Leibler, C.Allen Merritt, Jr., Thomas W. Butch and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; Mr. Butch is President of the Advisor's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Advisor. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Federal Reserve Plaza , Boston, Massachusetts 02210; that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

Portfolio Transactions The Advisor places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Fund.

With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to the Fund. The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.


The Advisor may use the services of AlphaTrade, Inc. (ATI), a registered broker-dealer subsidiary of the Administrator, when buying or selling equity securities for the Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions the Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the Fund, and will use a clearing broker to settle trades.


The Trustees have the authority to convert the Fund to a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


Administration Agreement Pursuant to an Administration Agreement with the Fund, the Administrator provides certain administrative services including: (i)
providing office space, equipment and clerical personnel necessary for maintaining the organization of the Fund and for performing the administrative functions herein set forth; (ii) arranging, if desired by the Trust, for Directors, officers and employees of the Administrator to serve as Trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by law;
(iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (iv) coordinating and overseeing the activities of the Fund's other third-party service providers;
(v) maintaining certain books and records of the Fund; and (vi) monitoring the tax-efficiency of the Fund. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectus. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Administrator currently serves as investment advisor, sub-advisor and/or administrator for 47 open-end and 5 closed-end management investment company portfolios (collectively, The Funds). Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the Funds to over 800,000 clients worldwide, representing more than $17 billion in net assets.


Trust Services Agreement Pursuant to a Trust Services Agreement, LFSI provides the Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. LFSI's fee is described in the Prospectus.

Pricing and Bookkeeping Agreement The Administrator provides pricing and bookkeeping services to the Fund pursuant to a Pricing and Bookkeeping Agreement. The Pricing and Bookkeeping Agreement has a one-year term. The Administrator is paid monthly a fee of $2,250 by the Fund for the first $50 million of Fund assets, plus a monthly percentage fee based on average daily net assets of the Fund equal to the following: 1/12 of 0.035% of the next $950 million; 1/12 of 0.025% of the next $1 billion; 1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion.


Principal Underwriter LFD is the principal underwriter of the Fund's shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.


12b-1 Plan The Fund offers eight classes of shares - Class A, Class B, Class C, Class E, Class F, Class G, Class H and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for each Class except Class Z. Under the Plan, the Fund pays LFD service and distribution fees at the annual rates described in the Prospectus. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plans authorize any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Shareholder Servicing and Transfer Agent LFSI is the Fund's shareholder servicing agent (transfer, plan and dividend disbursing agent), for which it receives a monthly fee as described in the Fund's Prospectus. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFSI or generally by six months' notice by LFSI to the Fund. The agreement limits the liability of LFSI to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


Custodian of the Fund The Chase Manhattan Bank, located at 270 Park Avenue, New York, NY 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


Independent Accountants of the Fund PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants providing audit services, tax return review, other tax consulting services, and assistance and consultation in connection with the review of various SEC filings. The financial statements for the period ended October 31, 1998 incorporated by reference in this SAI have been so incorporated, and the financial highlights for the period ended October 31, 1998 included in the Prospectus have been so included, in reliance upon the report of
PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.




Ownership of the Fund At February 5, 1999, the Trustees of the Trust did not own any shares of the Fund. The officers of the Trust did not own any shares of the Fund individually, except that the Administrator, of which each of the Trust's officers are also officers, owned the number of shares referenced below.


As of record, January 31, 1999, there were the following shareholders of record of 5% or more of each class of the Fund's shares:



                                      Class A    Class B    Class C    Class E      Class F   Class G    Class H    Class Z

Cynthia Steinhauser                     -0-        -0-        -0-        3,641       -0-        -0-        -0-         -0-
Gift Plan Trust                                                         (6.22)
4226 S.W. Vesta St.
Portland, OR  87219

                                      Class A     Class B     Class C    Class E   Class F    Class G    Class H     Class Z
Merrill Lynch Pierce Fenner & Smith   323,280    1,722,589    2249,071     -0-        -0-        -0-         -0-        -0-
For the Sole Benefit of its           (8.24%)    (15.03%)     (15.43%)
Customers
Attn: Fund Administrator
4800 Deer Lake Drive, East, 3rd Floor
Jacksonville, FL  32246

                                       Class A    Class B     Class C    Class E    Class F     Class G     Class H    Class Z
Colonial Management Associates, Inc.    < 5%        < 5%       < 5%    $10,000     $10,000        < 5%       < 5%        64
One Financial Center                                                   (17.09%)    (10.68%)        ( )                 100%
Boston, MA  0211-2624

                                       Class A    Class B     Class C    Class E    Class F     Class G     Class H    Class Z
Briena B. Jones                          -0-         -0-        -0-        -0-       6,189        -0-         -0-        -0-
Gift Plan Trust                                                                      (6.61%)
c/o Beulah M. Crumpton
16150  Isla Maria Circle
Morena Valley, CA  92553

                                       Class A    Class B     Class C    Class E    Class F     Class G     Class H    Class Z
Benjamin Jacobs                          -0-        -0-         -0-       4,943       -0-         -0-         -0-        -0-
Advantage Plan Trust                                                      (8.45)%
c/o Ivan Jacobs
1080 Saddlebrook Road
Mountainside, NJ  07092-1511


At January 31, 1999, there were 2,195 Class A, 5,794 Class B, 774 Class C, 61 Class E, 101 Class F, 422 Class G, 551, Class H and 1 Class Z shareholders of record.


FUND CHARGES AND EXPENSES


Recent Fees paid to the Advisor, the Administrator, LFD and LFSI (dollars in thousands)(before voluntary reductions)



                                                              Period December 30, 1996
                                                                   (effective date of
                                       Year ended October 31         registration)
                                               1998             through October 31, 1997(r)

Management fee                                    $796                    $142
Administration fee                                 528                      96
Bookkeeping fee                                     56                      24
Shareholders services and transfer agent                                    65
fee
12b-1 fees:
  Service fee                                      329                      58
  Distribution fee (Class B)                       601                     105
  Distribution fee (Class C)                        99                      13
  Distribution fee (Class E)                         1                      (s)
  Distribution fee (Class F)                         6                       2
  Distribution fee (Class G)                         3                       1
  Distribution fee (Class H)                        19                       3
Fees and expenses waived or borne by the
 Advisor/Administrator                           (159)                   (239)


(r) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(s)  Rounds to less than one. Brokerage Commissions (dollars in thousands)


                                                       Period December 30, 1996
                                                         (effective date of
                                    Year ended              registration)
                                  October 31, 1998      through October 31, 1997

Total commissions                     $331                       $94
Directed transactions                    0                         0
Commissions on directed transactions     0                         0
Commissions paid to AlphaTrade Inc.      0                         0


Sales Charges (dollars in thousands)

                                                 Class A Shares
                                                       Period December 30, 1996
                                                         (effective date of
                                       Year ended           registration)
                                     October 31, 1998  through October 31, 1997
Aggregate initial sales
 charges on Fund shares sales           $1,074                  $645
Initial sales charges retained by LFD      162                    69
Aggregate CDSCs on Fund redemptions
 retained by LFD                           14                    25


                                                    Class B Shares
                                               Year ended October 31, 1998
Aggregate CDSC on Fund redemptions
 retained by LFD                                         $134


                                                    Class C Shares
                                              Year ended October 31, 1998
Aggregate CDSC on Fund redemptions
 retained by LFD                                           $9


Sales-related Expenses (dollars in thousands) of LFD relating to the Fund for the year ended through October 31, 1998 were:


                                                     Class  A  Class  B  Class C Class E Class F Class G Class H

Fees to FSFs                                           $105     $3,949     $171     $8     $41     $35      $99
Cost of sales material relating to the Fund (including
  printing and mailing expenses)                        116     326         56       9       3       8       11
Allocated travel, entertainment and other promotional
  expenses (including advertising)                      113     310         51       1       3       8       10






DETERMINATION OF NET ASSET VALUE
The Fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time, ) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Fund may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Fund does not determine NAV. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Fund's Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Fund's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Fund's Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned. Purchases of Gift Shares require the completion and delivery of additional documentation, and will not be processed until such documentation is received by LFSI in good order.


The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.


LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, E, F, G or H shares. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


Fundamatic Program. (Classes A, B and C only) As a convenience to investors, Class A and Class B shares of the Fund may be purchased through the Colonial Fundamatic Program. Pre-authorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $250 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFD.


Tax-Sheltered Retirement Plans. (Classes A, B and C only) LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.


Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFSI, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares or on matured Gift Shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Rights of Accumulation and Statement of Intent (Class A, Class E and Class G only). Reduced sales charges on Class A, E and G shares can be effected by combining a current purchase with prior purchases of shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1.          the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Colonial fund shares held by the shareholder or donor (except Class A shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund).


LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFSI. The Fund may terminate or amend this Right of Accumulation.


Any person may qualify for reduced sales charges on purchases of Class A, E and G shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Colonial fund shares held by the shareholder on the date of the Statement in Colonial funds (except Class A shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or G shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.


If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.


If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A, E or G shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.


Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of the Fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Privileges of Employees or Financial Service Firms. Class A, E and G shares of the Fund may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Administrator, LFD and other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.


Sponsored Arrangements. Class A, E and G shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


Class A, E and G shares of the Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.


Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes B, C, E and G and matured Class F and H shares). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act
    (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account.
    If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.


6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.


7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E, F, G and H shares (i) where the proceeds are used to directly pay trust taxes, and (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.

Systematic Withdrawal Plan (Class A, B and C shares and matured Trust Shares only)
If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B, C, F and H shares of the under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, C, F or H share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of the Fund. The Class A, and B shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Fund may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a
prospectus  and  consider  these   objectives  and  policies   carefully  before
requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFSI before requesting an exchange.


By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.


An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.


SUSPENSION OF REDEMPTIONS
The Fund may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus, the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES AND INFORMATION
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.


Performance Depictions and Comparisons. The Fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II. The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor, LFD or the Administrator to be reputable, and publications in the press pertaining to the Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation,
Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson..


All data are based on past performance and do not predict future results.

Tax-Related Illustrations.  The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

General. From time to time, the Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.


From time to time, the Fund may also discuss or quote the views of LFD, the Advisor, the Administrator and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.


Investment Performance. The Fund's total returns at October 31, 1998 were as follows:

                                             Class A Shares


                                                    Period December 30, 1996
                                                (effective date of registration)
                                    One Year          through October 31, 1998
With sales charge of 5.75%            4.82%                   13.00%
Without sales charge                 11.21%                   16.70%


                                             Class B Shares


                                                     Period December 30, 1996
                                                (effective date of registration)
                             One Year                through October 31, 1998
With applicable CDSC          5.37%(5.00%CDSC)              13.86% (4.00%CDSC)
Without CDSC                  10.37%                        15.80%

                                              Class C Shares

                                                     Period December 30, 1996
                                                (effective date of registration)
                             One Year                through October 31, 1998
With applicable CDSC         9.37%(1.00%CDSC)           15.80% (No CDSC)
Without CDSC                10.37%                      15.80%

                                               Class E Shares

                                                    Period December 30, 1996
                                               (effective date of registration)
                              One Year                through October 31, 1998
With sales charge of 5.00%      5.59%                          13.35%
Without sales charge           11.15%                          16.56%


                                                 Class F Shares

                                                    Period December 30, 1996
                                               (effective date of registration)
                              One Year             through October 31, 1998
With applicable CDSC           5.36%(5.00%CDSC)         13.91% (4.00%CDSC)
Without CDSC                  10.36%                    15.85%


                                                 Class G Shares

                                                    Period December 30, 1996
                                               (effective date of registration)
                             One Year                through October 31, 1998
With sales charge of 4.50%     6.13%                       13.77%
Without sales charge          11.13%                       16.66%

                                                   Class H Shares

                                                      Period December 30, 1996
                                                (effective date of registration)
                             One Year                through October 31, 1998
With applicable CDSC         5.45%(5.00%CDSC)         13.91% (4.00%CDSC)
Without CDSC                10.45%                    15.85%



                                                    APPENDIX I
                                                       1998
SOURCE                                      CATEGORY                                                 RETURN (%)

CREDIT SUISSE FIRST BOSTON:
                                            First Boston High Yield                                        0.58

LIPPER, INC.:
                                            AMEX Composite Index P                                         0.64
                                            AMEX Computer Tech IX P                                       81.46
                                            AMEX Institutional IX P                                       37.59
                                            AMEX Major Market IX P                                        18.32
                                            Aust Crdtstlt:Osh IX P                                           N/A
                                            Bse Sensex Index                                             -16.50
                                            CAC 40:FFR IX P                                               31.47
                                            CD Rate 1 Month Index Tr                                        5.61
                                            CD Rate 3 Month Index Tr                                        5.59
                                            CD Rate 6 Month Index Tr                                        5.58
                                            Consumer Price Index                                            1.61
                                            Copnhgn SE:Dkr IX P                                              N/A
                                            DAX:Dm IX Tr                                                  17.71
                                            Dow Jones 65 Comp Av P                                        10.10
                                            Dow Jones Ind Average P                                       16.10
                                            Dow Jones Ind Dly Reinv                                       18.13
                                            Dow Jones Ind Mth Reinv                                       18.15
                                            Dow Jones Trans Av P                                           -3.29
                                            Dow Jones Trans Av Tr                                           0.02
                                            Dow Jones Util Av P                                           14.37
                                            Dow Jones Util Av Tr                                          18.88
                                            FT-SE 100:Pd IX P                                             14.55
                                            Hang Seng:Hng Kng $ IX                                         -6.29
                                            Jakarta Composite Index                                          N/A
                                            Jasdaq Index:Yen P                                               N/A
                                            Klse Composite Index                                           -1.40
                                            Kospi Index                                                      N/A
                                            Lear High Growth Rate IX                                        1.53
                                            Lear Low Priced Value IX                                       -1.52
                                            Lehman 1-3 Govt/Corp Tr                                         6.96
                                            Lehman Aggregate Bd P                                           2.03
                                            Lehman Aggregate Bd Tr                                          8.69
                                            Lehman Cp Bd Int Tr                                             8.29
                                            Lehman Govt Bd Int P                                            1.99
                                            Lehman Govt Bd Int Tr                                           8.49
                                            Lehman Govt Bd Long P                                           6.59
                                            Lehman Govt Bd Long Tr                                        13.41
                                            Lehman Govt Bd P                                                3.27
                                            Lehman Govt Bd Tr                                               9.85
                                            Lehman Govt/Cp Bd P                                             2.70
                                            Lehman Govt/Cp Bd Tr                                            9.47
                                            Lehman Govt/Cp Int P                                            1.78

SOURCE                                      CATEGORY                                                 RETURN (%)

LIPPER, INC.:
                                            Lehman Govt/Cp Int Tr                                           8.44
                                            Lehman High Yield P                                            -6.46
                                            Lehman High Yield Tr                                            1.60
                                            Lehman Muni 10 Yr IX Tr                                         6.76
                                            Lehman Muni 3 Yr IX Tr                                          5.21
                                            Lehman Muni Bond IX Tr                                          6.48
                                            Lehman 7-Year Muni Bond                                         6.23
                                            ML 0-3 Yr Muni IX P                                             0.02
                                            ML 0-3 Yr Muni IX Tr                                            5.01
                                            ML 1-3 Yr Treasury IX P                                         0.60
                                            ML 1-3 Yr Treasury IX Tr                                        7.00
                                            ML 1-5 Yr Gv/Cp Bd IX P                                         1.12
                                            ML 1-5 Yr Gv/Cp Bd IX Tr                                        7.68
                                            ML 1-5 Yr Treasury IX P                                         1.32
                                            ML 1-5 Yr Treasury IX Tr                                        7.74
                                            ML 10+ Yr Treasury IX Tr                                      13.55
                                            ML 15 Yr Mortgage IX P                                          0.85
                                            ML 15 Yr Mortgage IX Tr                                         7.30
                                            ML 3-5 Yr Govt IX P                                             2.40
                                            ML 3-5 Yr Govt IX Tr                                            8.87
                                            ML Corp Master Index P                                          1.47
                                            ML Corp Master Index Tr                                         8.72
                                            ML Glbl Govt Bond Inx P                                         7.71
                                            ML Glbl Govt Bond Inx Tr                                      14.12
                                            ML Glbl Gv Bond IX II P                                         8.32
                                            ML Glbl Gv Bond IX II Tr                                      14.97
                                            ML Global Bond Index P                                          6.07
                                            ML Global Bond Index Tr                                       12.78
                                            ML Gov Corp Master IX P                                         2.69
                                            ML Gov Corp Master IX Tr                                        9.53
                                            ML Govt Master Index P                                          3.17
                                            ML Govt Master Index Tr                                         9.85
                                            ML High Yld Master IX P                                        -5.59
                                            ML High Yld Master IX Tr                                        3.66
                                            ML Mortgage Master IX P                                         0.68
                                            ML Mortgage Master IX Tr                                        7.19
                                            ML Treasury Master IX P                                         3.35
                                            ML Treasury Master IX Tr                                      10.03
                                            MSCI AC Americas Free GD                                      25.77
                                            MSCI AC Americas Free ID                                      23.77
                                            MSCI AC Asia Fr-Ja IX GD                                      -7.79
                                            MSCI AC Asia Fr-Ja IX ID                                    -10.27
                                            MSCI AC Asia Pac - Ja GD                                      -4.77
                                            MSCI AC Asia Pac - Ja ID                                      -7.30
                                            MSCI AC Asia Pac Fr-J GD                                      -4.42
                                            MSCI AC Asia Pac Fr-J ID                                      -7.12
                                            MSCI AC Asia Pac IX GD                                         2.03
SOURCE                                      CATEGORY                                                 RETURN (%)

LIPPER, INC.:
                                            MSCI AC Asia Pac IX ID                                         0.53
                                            MSCI AC Europe IX GD                                         27.18
                                            MSCI AC Europe IX ID                                         24.84
                                            MSCI AC Fe - Ja IX GD                                         -4.83
                                            MSCI AC Fe - Ja IX ID                                         -7.16
                                            MSCI AC Fe Fr-Ja IX GD                                        -4.82
                                            MSCI AC Fe Fr-Ja IX ID                                        -7.39
                                            MSCI AC Fe Free IX GD                                          3.38
                                            MSCI AC Fe Free IX ID                                          2.07
                                            MSCI AC Pac Fr-Jpn IX GD                                      -2.07
                                            MSCI AC Pac Fr-Jpn IX ID                                      -4.86
                                            MSCI AC World Fr-USA GD                                      14.46
                                            MSCI AC World Fr-USA ID                                      12.36
                                            MSCI AC World Free IX GD                                     21.97
                                            MSCI AC World IX GD                                          21.72
                                            MSCI AC World IX ID                                          19.69
                                            MSCI AC World-USA IX GD                                      14.09
                                            MSCI AC Wrld Fr-Ja IX GD                                     24.09
                                            MSCI AC Wrld Fr-Ja IX ID                                     21.93
                                            MSCI AC Wrld-Ja IX GD                                        23.80
                                            MSCI AC Wrld-Ja IX ID                                        21.64
                                            MSCI Argentina IX GD                                        -24.30
                                            MSCI Argentina IX ID                                        -27.30
                                            MSCI Australia IX GD                                           7.06
                                            MSCI Australia IX ID                                           3.80
                                            MSCI Australia IX ND                                           6.07
                                            MSCI Austria IX GD                                             0.77
                                            MSCI Austria IX ID                                            -0.91
                                            MSCI Austria IX ND                                             0.35
                                            MSCI Belgium IX GD                                           68.73
                                            MSCI Belgium IX ID                                           64.84
                                            MSCI Belgium IX ND                                           67.75
                                            MSCI Brazil IX GD                                           -39.62
                                            MSCI Brazil IX ID                                           -44.07
                                            MSCI Canada IX GD                                            -5.70
                                            MSCI Canada IX ID                                            -7.44
                                            MSCI Canada IX ND                                            -6.14
                                            MSCI Chile IX GD                                           -28.50
                                            MSCI Chile IX ID                                           -30.65
                                            MSCI China Dom Fr IX ID                                    -51.52
                                            MSCI China Free IX ID                                      -43.83
                                            MSCI China Non Dom IX ID                                   -42.06
                                            MSCI Colombia IX GD                                        -42.17
                                            MSCI Colombia IX ID                                        -45.32
                                            MSCI Czech Rep IX GD                                          0.54
                                            MSCI Czech Rep IX ID                                         -0.66
                                            MSCI Denmark IX GD                                            9.38
SOURCE                                      CATEGORY                                                 RETURN (%)

LIPPER, INC.:
                                            MSCI Denmark IX ID                                            7.82
                                            MSCI Denmark IX ND                                            8.99
                                            MSCI EAFE + Canada IX GD                                    19.11
                                            MSCI EAFE + Canada IX ID                                    17.02
                                            MSCI EAFE + Canada IX ND                                    18.76
                                            MSCI EAFE + EMF IX GD                                       15.25
                                            MSCI EAFE + EMF IX ID                                       13.13
                                            MSCI EAFE + Em IX GD                                        14.94
                                            MSCI EAFE + Em IX ID                                        12.84
                                            MSCI EAFE - UK IX GD                                        21.02
                                            MSCI EAFE - UK IX ID                                        19.17
                                            MSCI EAFE - UK IX ND                                        20.59
                                            MSCI EAFE Fr IX ID                                          18.32
                                            MSCI EAFE GDP Wt IX GD                                      27.12
                                            MSCI EAFE GDP Wt IX ID                                      25.12
                                            MSCI EAFE GDP Wt IX ND                                      26.71
                                            MSCI EAFE IX GD                                             20.33
                                            MSCI EAFE IX ID                                             18.23
                                            MSCI EAFE IX ND                                             20.00
                                            MSCI EASEA IX GD                                            25.42
                                            MSCI EASEA IX ID                                            22.94
                                            MSCI EASEA IX ND                                            25.03
                                            MSCI EMF Asia IX GD                                        -11.00
                                            MSCI EMF Asia IX ID                                        -12.36
                                            MSCI EMF Far East IX GD                                      -6.23
                                            MSCI EMF Far East IX ID                                      -7.33
                                            MSCI EMF IX GD                                             -25.34
                                            MSCI EMF IX ID                                             -27.52
                                            MSCI EMF Latin Am IX GD                                    -35.11
                                            MSCI EMF Latin Am IX ID                                    -38.04
                                            MSCI Em Asia IX GD                                           -8.57
                                            MSCI Em Asia IX ID                                           -9.90
                                            MSCI Em Eur/Mid East GD                                     -26.01
                                            MSCI Em Eur/Mid East ID                                     -27.37
                                            MSCI Em Europe IX GD                                        -30.11
                                            MSCI Em Europe IX ID                                        -31.17
                                            MSCI Em Far East IX GD                                        -4.12
                                            MSCI Em Far East IX ID                                        -5.28
                                            MSCI Em IX GD                                                -23.21
                                            MSCI Em IX ID                                                -25.30
                                            MSCI Em Latin Am IX GD                                       -35.29
                                            MSCI Em Latin Am IX ID                                       -38.19
                                            MSCI Europe - UK IX GD                                        33.95
                                            MSCI Europe - UK IX ID                                        31.86
                                            MSCI Europe - UK IX ND                                        33.38
                                            MSCI Europe GDP Wt IX ID                                      31.74
                                            MSCI Europe IX GD                                             28.91
SOURCE                                      CATEGORY                                                 RETURN (%)

LIPPER, INC.:
                                            MSCI Europe IX ND                                             28.53
                                            MSCI European Union GD                                        30.44
                                            MSCI European Union ID                                        27.93
                                            MSCI Far East Free IX ID                                        1.52
                                            MSCI Far East IX GD                                             2.56
                                            MSCI Far East IX ID                                             1.22
                                            MSCI Far East IX ND                                             2.39
                                            MSCI Finland IX GD                                          122.63
                                            MSCI Finland IX ID                                          119.10
                                            MSCI Finland IX ND                                          121.64
                                            MSCI France IX GD                                             42.06
                                            MSCI France IX ID                                             40.00
                                            MSCI France IX ND                                             41.54
                                            MSCI Germany IX GD                                            29.88
                                            MSCI Germany IX ID                                            28.17
                                            MSCI Germany IX ND                                            29.43
                                            MSCI Greece IX GD                                             78.11
                                            MSCI Greece IX ID                                             75.01
                                            MSCI Hongkong IX GD                                            -2.92
                                            MSCI Hongkong IX ID                                            -7.60
                                            MSCI Hongkong IX ND                                            -2.92
                                            MSCI Hungary IX GD                                             -8.16
                                            MSCI Hungary IX ID                                             -8.70
                                            MSCI India IX GD                                             -21.24
                                            MSCI India IX ID                                             -22.89
                                            MSCI Indonesia IX GD                                         -31.53
                                            MSCI Indonesia IX ID                                         -32.40
                                            MSCI Ireland IX ID                                            32.99
                                            MSCI Israel Dom IX ID                                        -16.20
                                            MSCI Israel IX ID                                              -7.91
                                            MSCI Israel Non Dom Ixid                                      42.21
                                            MSCI Italy IX GD                                              53.20
                                            MSCI Italy IX ID                                              50.99
                                            MSCI Italy IX ND                                              52.52
                                            MSCI Japan IX GD                                                5.25
                                            MSCI Japan IX ID                                                4.27
                                            MSCI Japan IX ND                                                5.05
                                            MSCI Jordan IX GD                                            -11.01
                                            MSCI Jordan IX ID                                            -14.26
                                            MSCI Kokusai IX GD                                            27.46
                                            MSCI Kokusai IX ID                                            25.30
                                            MSCI Kokusai IX ND                                            26.96
                                            MSCI Korea IX GD                                            141.15
                                            MSCI Korea IX ID                                            137.54
                                            MSCI Luxembourg IX ID                                           8.63
                                            MSCI Malaysia IX GD                                          -29.49
                                            MSCI Malaysia IX ID                                          -31.04
SOURCE                                      CATEGORY                                                 RETURN (%)

LIPPER, INC.:
                                            MSCI Mexico Free IX GD                                       -33.53
                                            MSCI Mexico Free IX ID                                       -34.50
                                            MSCI Mexico IX GD                                            -34.18
                                            MSCI Mexico IX ID                                            -35.12
                                            MSCI Netherland IX GD                                         23.93
                                            MSCI Netherland IX ID                                         21.13
                                            MSCI Netherland IX ND                                         23.23
                                            MSCI New Zealand IX GD                                       -21.48
                                            MSCI New Zealand IX ID                                       -25.23
                                            MSCI New Zealand IX ND                                       -22.62
                                            MSCI Nordic IX GD                                             23.83
                                            MSCI Nordic IX ID                                             21.78
                                            MSCI Nordic IX ND                                             23.25
                                            MSCI Norway IX GD                                            -29.67
                                            MSCI Norway IX ID                                            -31.21
                                            MSCI Norway IX ND                                            -30.06
                                            MSCI Nth Amer IX GD                                           29.04
                                            MSCI Nth Amer IX ID                                           27.11
                                            MSCI Nth Amer IX ND                                           28.46
                                            MSCI Pac - Japan IX GD                                         -6.22
                                            MSCI Pac - Japan IX ID                                         -9.55
                                            MSCI Pac - Japan IX ND                                         -6.64
                                            MSCI Pacific Fr-Jpn ID                                         -8.40
                                            MSCI Pacific Free IX ID                                         1.43
                                            MSCI Pacific IX GD                                              2.69
                                            MSCI Pacific IX ID                                              1.16
                                            MSCI Pacific IX ND                                              2.44
                                            MSCI Pakistan IX GD                                          -56.61
                                            MSCI Pakistan IX ID                                          -60.56
                                            MSCI Peru IX GD                                              -40.22
                                            MSCI Peru IX ID                                              -42.11
                                            MSCI Philippines Fr Ixgd                                      13.45
                                            MSCI Philippines Fr Ixid                                      12.60
                                            MSCI Philippines IX GD                                        16.10
                                            MSCI Philippines IX ID                                        14.89
                                            MSCI Portugal IX GD                                           27.90
                                            MSCI Portugal IX ID                                           25.42
                                            MSCI Russia IX GD                                            -82.99
                                            MSCI Russia IX ID                                            -83.16
                                            MSCI Sing/Mlysia IX GD                                       -12.88
                                            MSCI Sing/Mlysia IX ID                                       -14.62
                                            MSCI Sing/Mlysia IX ND                                       -12.88
                                            MSCI Singapore Fr IX GD                                        -3.59
                                            MSCI Singapore Fr IX ID                                        -5.31
                                            MSCI South Africa IX GD                                      -27.56
                                            MSCI South Africa IX ID                                      -29.84
                                            MSCI Spain IX GD                                              50.58
SOURCE                                      CATEGORY                                                 RETURN (%)

LIPPER, INC.:
                                            MSCI Spain IX ID                                              47.87
                                            MSCI Spain IX ND                                              49.90
                                            MSCI Sri Lanka IX GD                                         -25.57
                                            MSCI Sri Lanka IX ID                                         -27.30
                                            MSCI Sweden IX GD                                             14.54
                                            MSCI Sweden IX ID                                             12.62
                                            MSCI Sweden IX ND                                             13.96
                                            MSCI Swtzrlnd IX GD                                           24.05
                                            MSCI Swtzrlnd IX ID                                           22.57
                                            MSCI Swtzrlnd IX ND                                           23.53
                                            MSCI Taiwan IX GD                                            -20.64
                                            MSCI Taiwan IX ID                                            -21.45
                                            MSCI Thailand IX GD                                           19.09
                                            MSCI Thailand IX ID                                           18.74
                                            MSCI Turkey IX GD                                            -52.51
                                            MSCI Turkey IX ID                                            -53.53
                                            MSCI UK IX GD                                                 17.80
                                            MSCI UK IX ID                                                 14.84
                                            MSCI UK IX ND                                                 17.80
                                            MSCI USA IX GD                                                30.72
                                            MSCI USA IX ID                                                28.79
                                            MSCI USA IX ND                                                30.14
                                            MSCI Venezuela IX GD                                         -49.16
                                            MSCI Venezuela IX ID                                         -52.69
                                            MSCI World - UK IX GD                                         25.63
                                            MSCI World - UK IX ID                                         23.73
                                            MSCI World - UK IX ND                                         25.11
                                            MSCI World - USA IX GD                                        19.11
                                            MSCI World - USA IX ID                                        17.02
                                            MSCI World - USA IX ND                                        18.76
                                            MSCI World GDP Wt IX ID                                       25.61
                                            MSCI World IX Free ID                                         22.82
                                            MSCI World IX GD                                              24.80
                                            MSCI World IX ID                                              22.78
                                            MSCI World IX ND                                              24.34
                                            MSCI Wrld - Austrl IX GD                                      25.03
                                            MSCI Wrld - Austrl IX ID                                      23.03
                                            MSCI Wrld - Austrl IX ND                                      24.58
                                            Madrid SE:Pst IX P                                            37.19
                                            NASDAQ 100 IX P                                               85.31
                                            NASDAQ Bank IX P                                             -11.77
                                            NASDAQ Composite IX P                                         39.63
                                            NASDAQ Industrial IX P                                          6.82
                                            NASDAQ Insurance IX P                                          -0.06
                                            NASDAQ Natl Mkt Cmp IX                                        40.23
                                            NASDAQ Natl Mkt Ind IX                                          6.27
                                            NASDAQ Transport IX P                                          -7.85
SOURCE                                      CATEGORY                                                 RETURN (%)

LIPPER, INC.:
                                            NYSE Composite P                                              16.55
                                            NYSE Finance IX P                                               5.13
                                            NYSE Industrials IX P                                         17.97
                                            NYSE Transportation IX                                          3.46
                                            NYSE Utilities IX P                                           33.04
                                            Nikkei 225 Avg:Yen P                                           -9.28
                                            Oslo SE Tot:Fmk IX P                                            N/A
                                            PSE Technology IX P                                           54.60
                                            Philippines Composite IX                                        N/A
                                            Russell 1000(R)Grow IX Tr                                     38.71
                                            Russell 1000(R)IX P                                           25.12
                                            Russell 1000(R)IX Tr                                          27.02
                                            Russell 1000(R)Value IX Tr                                    15.63
                                            Russell 2000(R)Grow IX Tr                                       1.23
                                            Russell 2000(R)IX P                                            -3.45
                                            Russell 2000(R)IX Tr                                           -2.55
                                            Russell 2000(R)Value IX Tr                                     -6.45
                                            Russell 3000(R)IX P                                           22.32
                                            Russell 3000(R)IX Tr                                          24.14
                                            Russell Midcap(TM)Grow IX                                       17.86
                                            Russell Midcap(TM)Inx Tr                                        10.09
                                            Russell Midcap(TM)Value IX                                        5.09
                                            S & P 100 Index P                                             31.33
                                            S & P 500 Daily Reinv                                         28.58
                                            S & P 500 Index P                                             26.67
                                            S & P 500 Mnthly Reinv                                        28.60
                                            S & P 600 Index P                                              -2.10
                                            S & P 600 Index Tr                                             -1.31
                                            S & P Financial IX Tr                                         11.43
                                            S & P Financial Idx P                                           9.58
                                            S & P Industrial IX Tr                                        33.71
                                            S & P Industrials P                                           31.91
                                            S & P Midcap 400 IX P                                         17.68
                                            S & P Midcap 400 IX Tr                                        19.11
                                            S & P Transport IX Tr                                          -1.94
                                            S & P Transport Index P                                        -3.03
                                            S & P Utility Index P                                         10.10
                                            S & P Utility Index Tr                                        14.77
                                            S & P/Barra Growth IX Tr                                      42.15
                                            S & P/Barra Value IX Tr                                       14.68
                                            S Afr All Mng:Rnd IX P                                          3.72
                                            SB Cr-Hdg Nn-US Wd IX Tr                                      11.53
                                            SB Cr-Hdg Wd Gv Bd IX Tr                                      11.03
                                            SB Non-US Wd Gv Bd IX Tr                                      17.79
                                            SB USD 3month Dom CD IX                                         5.74
                                            SB USD 3month Euro CD IX                                        6.19
                                            SB USD 3month Eurodep IX                                        5.74
SOURCE                                      CATEGORY                                                 RETURN (%)

LIPPER, INC.:
                                            SB USD 3month Tbill IX                                          5.11
                                            SB Wd Gv Bd:Austrl IX Tr                                        3.88
                                            SB Wd Gv Bd:Germny IX Tr                                      19.76
                                            SB Wd Gv Bd:Japan IX Tr                                       15.85
                                            SB Wd Gv Bd:UK IX Tr                                          20.88
                                            SB Wd Gv Bd:US IX Tr                                          10.00
                                            SB World Govt Bond IX Tr                                      15.31
                                            SB World Money Mkt IX Tr                                        9.11
                                            Straits Times Index                                            -7.62
                                            Swiss Perf:Sfr IX Tr                                          15.37
                                            T-Bill 1 Year Index Tr                                          4.93
                                            T-Bill 3 Month Index Tr                                         4.88
                                            T-Bill 6 Month Index Tr                                         4.94
                                            Taiwan SE:T$ IX P                                            -15.56
                                            Thailand Set Index                                             -4.53
                                            Tokyo 2nd Sct:Yen IX P                                           N/A
                                            Tokyo Se(Topix):Yen IX                                           N/A
                                            Toronto 300:C$ IX P                                            -3.19
                                            Toronto SE 35:C$ IX P                                          -2.05
                                            Value Line Cmp IX-Arth                                          5.82
                                            Value Line Cmp IX-Geom                                         -3.79
                                            Value Line Industrl IX                                         -7.27
                                            Value Line Railroad IX                                         -9.93
                                            Value Line Utilties IX                                          7.61
                                            Wilshire 4500 Index Tr                                          8.63
                                            Wilshire 5000 (Cap Wt)Tr                                      23.43
                                            Wilshire 5000 Index P                                         21.71
                                            Wilshire Lg Cp Gro IX Tr                                         N/A
                                            Wilshire Lg Cp Val IX Tr                                         N/A
                                            Wilshire MD Cp Gro IX Tr                                         N/A
                                            Wilshire MD Cp Val IX Tr                                         N/A
                                            Wilshire Sm Cp Gro IX Tr                                       -2.46
                                            Wilshire Sm Cp Val IX Tr                                       -4.87

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
                                            Real Estate Investment Trust Index                             -7.60

SALOMON SMITH BARNEY:
                                             10 Year U.S. Government (Sovereign)                          10.00
                                             10 Year United Kingdom (Sovereign)                           19.55
                                             10 Year France (Sovereign)                                   12.59
                                             10 Year Germany (Sovereign)                                  10.94
                                             10 Year Japan (Sovereign)                                      0.50
                                             10 Year Canada (Sovereign)                                     9.41


Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


*in U.S. currency

Part C.  OTHER INFORMATION

Item 23.           Exhibits:

                   STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND (SRATMGF)

         (a)                     Amendment No. 3 to the Agreement and
                                 Declaration of Trust (3)

         (b)                     Amended By-Laws dated 2/16/96 (1)

         (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Colonial Trust IV (File Nos. 2-62492 and 811-2865) and is hereby incorporated by reference and made a part of this Registration Statement

         (d) Form of Management Agreement between Colonial Trust I, with respect to SRATMGF and Stein Roe & Farnham Incorporated (2)

         (e)(1)                  Distributor's Contract with Liberty Funds
                                 Distributor, Inc.(4)

         (e)(2)                  Form of Selling Agreement with Liberty Funds
                                 Distributor, Inc.(4)

         (e)(3)                  Form of Asset Retention Agreement - filed as
                                 Exhibit 6(d) in Part C, Item 24(b) of Post-
                                 Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(4) Appendix 1 of Distributor's Contract - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A of
                                 Colonial Trust III (File Nos. 2-15184 and
                                 811-881) and is incorporated by reference and made a part of this Registration Statement

         (e)(5) Appendix 2 of Distributor's Contract - filed as Exhibit (e)(3) in Part C, Item 23 of Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881) and is
                                 incorporated by reference and made a part of this Registration Statement

         (f)                     Not applicable

         (g)(1) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. in Part C,
                                 Item 24(b) of Post-Effective Amendment No 13 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (g)(2) Amendment 1 to Appendix A of Custody Agreement with the Chase Manhattan Bank filed as Exhibit No. 9.(a)(3) in Part C, Item 24(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Colonial Trust VI, (file Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(1)                  Pricing and Bookkeeping Agreement - filed as
                                 Exhibit 9(b) in Part C, Item 24(b) of Post-
                                 Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial
                                 Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(2) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881) and is incorporated by reference and made a part of this Registration Statement

         (h)(3) Form of Administration Agreement with Colonial Management Associates, Inc. (SRATMGF)(2)

         (h)(4) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C,
                                 Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI, (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(5) Amendment No. 12 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit
                                 (h)(2) in Part C, Item 23 of Post-Effective
                                 Amendment No. 109 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(6) Amendment No. 18 to Appendix I of Amended and Restated Shareholders' Servicing and
                                 Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A of
                                 Colonial Trust III(File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(7) Form of Stein Roe Advisor Tax-Managed Growth Fund Gift Shares Trust (2)

         (h)(8) Credit Agreement - filed as Exhibit 9.(f) in Part C, Item 24(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Colonial Trust V (File Nos. 33-12109 & 811-5030) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(9) Amendment No. 1 to the Credit Agreement - filed as Exhibit 9(f) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(10) Amendment No. 2 to the Credit Agreement - filed as Exhibit 9(g) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(11) Amendment No. 3 to the Credit Agreement - filed as Exhibit 9(h) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of
                                 Colonial Trust III (File Nos. 2-15184 and
                                 811-881) and is hereby incorporated by
                                 reference and made a part of this Registration Statement

         (h)(12) Amendment No. 4 to the Credit Agreement - filed as Exhibit 9(h) in Part C, Item 24(b) of Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

         (i)                     Opinion and Consent of Counsel (2)

         (j)                     Consent of Independent Accountants

         (k)                     Not applicable

         (l)                     Not applicable

         (m) Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contract filed as Exhibit (e)(1) hereto

         (n)(1)                  Financial Data Schedule (Class A)(SRATMGF)

         (n)(2)                  Financial Data Schedule (Class B)(SRATMGF)

         (n)(3)                  Financial Data Schedule (Class C)(SRATMGF)

         (n)(4)                  Financial Data Schedule (Class E)(SRATMGF)

         (n)(5)                  Financial Data Schedule (Class F)(SRATMGF)

         (n)(6)                  Financial Data Schedule (Class G)(SRATMGF)

         (n)(7)                  Financial Data Schedule (Class H)(SRATMGF)

         (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (incorporated herein as reference to Exhibit (0) Post-Effective Amendment No. 107 total Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881 filed with the Commission on or about December 3,
                                 1998)

Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, John V. Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville - filed as Exhibit 18(a) in Part C,
Item 24(b) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Colonial Trust IV (File Nos. 2-62492 and 811-2865) and is hereby incorporated by reference and made a part of this Registration Statement

      (1) Incorporated by reference to Post-Effective Amendment No. 40 filed with the Commission via EDGAR on April 15, 1996.

      (2) Incorporated by reference to Post-Effective Amendment No. 41 filed with the Commission via EDGAR on October 15, 1996

      (3) Incorporated by reference to Post-Effective Amendment No. 42 filed with the Commission via EDGAR on April 22, 1997.

      (4) Incorporated by reference to Post-Effective Amendment No. 49 filed with the Commission via EDGAR on November 20, 1998.


Item 24.                  Persons Controlled by or under Common Control with
                          Registrant

                          None


Item 25.                  Indemnification

                          See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 26.                  Business and Other Connections of Investment Adviser

                          The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc.\Stein Roe & Farnham Incorporated (see next page):

Stein Roe & Farnham Incorporated (SR&F) is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. SR&F acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to LFC Utilities Trust, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of SR&F.

Certain directors and officers of the SR&F also serve and have during the past two years served in various capacities as
officers, directors, or trustees of SSI and other investment companies managed by SR&F. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust, which is located at Federal Reserve Plaza, Boston, MA  02210
and LFC Utilities Trust and Liberty Variable Investment Trust, which are located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary
Hans P. Ziegler       Director; President; Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Executive V-P;
                                                    Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President         Treasurer
Thomas W. Butch       President
Kevin M. Carome       Vice-President; Asst. Secretary
E. Bruce Dunn                                       Vice President
William M. Garrison   Vice President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
Steven M. Salopek     Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President
Hans P. Ziegler       Executive Vice-President

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Manager
Kevin M. Carome       Vice-President; Asst. Secretary
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Trustee
Kevin M. Carome       Vice-President; Asst. Secretary
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President


Registrant's investment adviser/administrator, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of the fiscal year, December 31, 1998, CASI had four institutional, corporate or other account under management or supervision, the market value of which was approximately $227 million. As of the end of the fiscal year, December 31, 1998, Colonial was the investment adviser, sub-adviser and/or administrator to 57 mutual funds, including funds sub-advised by Colonial, the market value of which investment companies was approximately $18,950.90 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 11/30/98.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 COGRA, LLC                      Asst. Sec.


Barron, Suzan M.    V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 COGRA, LLC                      Asst. Sec.


Berliant, Allan     V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services, Inc.   Exec. V.P.
                    IPC Mbr.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank      V.P.

Conlin, Nancy L.    Sr. V.P.;    Colonial Trusts I through VII   Secretary
                    Sec.; Clerk  Colonial High Income
                    IPC Mbr.;      Municipal Trust               Secretary
                    Dir; Gen.    Colonial InterMarket Income
                    Counsel        Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 LFC Utilities Trust             Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Liberty Funds Services, Inc.    Clerk; Dir.
                                 COGRA, LLC                      V.P.; Gen.
                                                                 Counsel and
                                                                 Secretary
                                 Liberty Variable Investment
                                   Trust                         V.P.

                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty Financial Advisors,
                                   Inc.                          Dir.; Sec.

Connaughton,        V.P.         Colonial Trust I through VII    CAO; Controller
  J. Kevin                       LFC Utilities Trust             CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller
                                 Liberty Variable Investment
                                   Trust                         Controller

Daniszewski,        V.P.
 Joseph J.

Desilets, Marian H. V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Colonial Trust I through VII    Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,     Pres.; CEO
                                   Inc.                          and CIO
                                 Liberty Variable Investment
                                   Trust                         V.P.

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director


Feloney, Joseph L.  V.P.         Colonial Advisory Services,
                    Asst. Tres.    Inc.                          Asst. Treas.
                                 COGRA, LLC                      Asst. Treas.


Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.

Gibson, Stephen E.  Dir.; Pres.; COGRA, LLC                      Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Liberty Funds Services, Inc.    Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Colonial Trusts I through VII   President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 LFC Utilities Trust             President
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Asst. Chairman

Hanson, Loren       Sr. V.P.;
                    IPC Mbr.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal
                                 Liberty Variable Investment
                                   Trust                         V.P.

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.

Hernon, Mary        V.P.

Hill, William       V.P.         Colonial Advisory Services,     V.P.
                                   Inc.

Iudice, Jr.         V.P.;        COGRA, LLC                      Controller,
 Philip J.          Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,
                                   Inc.                          Controller;
                                                                 Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Treas.

Jacoby, Timothy J.  Sr. V.P.;    COGRA, LLC                      V.P., Treasr.,
                    CFO;                                         CFO
                    Treasurer    Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 LFC Utilities Trust             Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Liberty Financial Advisors,
                                   Inc.                          Treasurer
                                 Stein Roe & Farnham
                                   Incorporated                  Snr. V.P.
                                 Liberty Variable Investment
                                   Trust                         Treasurer

Johnson, Gordon     V.P.         Liberty Variable Investment
                                   Trust                         V.P.

Knudsen, Gail E.    V.P.         Colonial Trusts I through VII   Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 LFC Utilities Trust             Asst. Treas.


Lasher, Bennett     V.P.

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
  C., Jr.           V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

Muldoon, Robert     V.P.

Newman, Maureen     V.P.

O'Brien, David      V.P.

Ostrander, Laura    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.;        Liberty Funds Services, Inc.    Asst. Clerk
                    Asst.        COGRA, LLC                      Asst. Sec.
                    Sec.;        Colonial Advisory Services,
                    Asst.          Inc.                          Asst. Clerk
                    Clerk and    Liberty Funds Distributor,
                    Counsel        Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.


Schermerhorn, Scott Sr. V.P.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 LFC Utilities Trust             V.P.
                                 Liberty Funds Services, Inc.    Director
                                 COGRA, LLC                      COO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.
Swayze, Gary        V.P.

Wallace, John       V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 COGRA, LLC                      Asst. Treas.

Ware, Elizabeth M.  V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 27   Principal Underwriter
-------   ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Steve          V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Pollard, Brian         V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    V.P.                  None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Sr. V.P.              None

Scoon, Davey           Director              V.P.

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Wallace, John          V.P.                  None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.



Item 28.                  Location of Accounts and Records

                          Persons maintaining physical possession of accounts, books and other documents required to be maintained by
                          Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's Custodian is One Financial Center, Boston, MA 02111. The custodian's address is 270 Park Avenue, New York, NY 10017-2070.

Item 29.                  Management Services
                          See Item 5, Part A and Item 16, Part B

Item 30.                  Undertakings
                          Not Applicable

                                                ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust I is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 1st day of March, 1999.

                                COLONIAL TRUST I



                                           By:    STEPHEN E. GIBSON
                                                  Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                   TITLE                           DATE







STEPHEN E. GIBSON        President (chief                  March 1, 1999
-----------------
Stephen E. Gibson        Executive officer)







TIMOTHY J. JACOBY         Treasurer and Chief Financial Officer  March 1, 1999
-----------------
Timothy J. Jacoby         (principal financial officer)







J. KEVIN CONNAUGHTON       Controller and Chief Accounting       March 1, 1999
--------------------
J. Kevin Connaughton       Officer (principal accounting officer)

ROBERT J. BIRNBAUM*                           Trustee
Robert J. Birnbaum


TOM BLEASDALE*                                Trustee
Tom Bleasdale


JOHN V. CARBERRY*                             Trustee
John V. Carberry


LORA S. COLLINS*                              Trustee
Lora S. Collins


JAMES E. GRINNELL*                            Trustee
James E. Grinnell


RICHARD W. LOWRY*                             Trustee     */s/ SUZAN M. BARRON
Richard W. Lowry                                               Suzan M. Barron
                                                               Attorney-in-fact
                                                               For each Trustee
SALVATORE MACERA*                             Trustee          March 1, 1999
Salvatore Macera


WILLIAM E. MAYER*                             Trustee
William E. Mayer


JAMES L. MOODY, JR.*                          Trustee
James L. Moody, Jr.


JOHN J. NEUHAUSER*                            Trustee
John J. Neuhauser


THOMAS E. STITZEL*                            Trustee
Thomas E. Stitzel


ROBERT L. SULLIVAN*                           Trustee
Robert L. Sullivan


ANNE-LEE VERVILLE*                            Trustee
Anne-Lee Verville

                                  Exhibit Index

Exhibit
(j)               Consent of Independent Accountants
(n)(1)            Financial Data Schedule (Class A)
(n)(2)            Financial Data Schedule (Class B)
(n)(3)            Financial Data Schedule (Class C)
(n)(4)            Financial Data Schedule (Class E)
(n)(5)            Financial Data Schedule (Class F)
(n)(6)            Financial Data Schedule (Class G)
(n)(7)            Financial Data Schedule (Class H)